                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                            REGISTRATION NO. 2-29858

                        POST-EFFECTIVE AMENDMENT NO. 56

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                           REGISTRATION NO. 811-1701

                                AMENDMENT NO. 31

                       DAVIS NEW YORK VENTURE FUND, INC.

                             124 East Marcy Street
                           Santa Fe, New Mexico 87501
                                (1-505-983-4335)

   Agent For Service:            Thomas D. Tays
                                 124 East Marcy Street
                                 Santa Fe, New Mexico 87501

   Agent For Service:            Sheldon R. Stein
                                 D'Ancona & Pflaum
                                 30 North LaSalle Street
                                 Suite 2900
                                 Chicago, Illinois  60602
                                 (1-312-580-2014)

   It is proposed that this filing will become effective:

          ___  immediately upon filing pursuant to paragraph (b)
          ___  on ______________, 1998, pursuant to paragraph (b)
          ___  60 days after filing pursuant to paragraph (a)(1)
          ___  on ______________, pursuant to paragraph (a) of Rule 485
          ___  75 days after filing pursuant to paragraph (a)(2)
          _X_  on May 1, 1998 , pursuant to paragraph (a)(2) of Rule 485

   In accordance with Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 thereunder, Registrant has previously elected to register an indefinite number of shares of its Common Stock. The 24f-2 Notice was filed on or about September 29, 1998.

   The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

                                   FORM N-1A
                           DAVIS GROWTH & INCOME FUND
                           AN AUTHORIZED PORTFOLIO OF
                       DAVIS NEW YORK VENTURE FUND, INC.
                     - CLASS A, CLASS B AND CLASS C SHARES

         POST-EFFECTIVE AMENDMENT NO. 56 TO REGISTRATION STATEMENT NO. 2-29858 UNDER THE SECURITIES ACT OF 1933 AND AMENDMENT NO. 31 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-1701.

                             CROSS REFERENCE SHEET
                             ---------------------

    N-1A
   ITEM NO.      PART A CAPTION OR PLACEMENT
   --------      ---------------------------
       1         Front Cover
       2         Summary
       3         Financial Highlights (NOT APPLICABLE)
       4         Summary; Investment Objective and Policies
       5         Adviser, Sub-Adviser and Distributor; Distribution Plans; Purchase of
                       Shares; Summary; Investment Objective and Policies
       5A        Management's Discussion of Fund Performance (NOT APPLICABLE)
       6         Summary; Shareholder Inquiries; Purchase of Shares; Dividends and
                      Distributions; Exchange of Shares; Federal Income Taxes; Fund
                      Shares
       7         Purchase of Shares; Adviser, Sub-Adviser and Distributor; Exchange
                      of Shares;  Determining the Price of Shares; Dividends and
                      Distributions; Distribution Plan
       8         Redemption of Shares; Exchange of Shares
       9         (Not Applicable)

                 PART B CAPTION OR PLACEMENT

      10         Cover Page
      11         Table of Contents
      12         (Not Applicable)
      13         Investment Restrictions; Hedging of Foreign Currency Risks;
                      Repurchase Agreements; Portfolio Transactions
      14         Directors and Officers; Investment Advisory Services
      15         Certain Shareholders of the Fund
      16         Investment Advisory Services; Directors and Officers; Custodian; Auditors;
                 Determining the Price of Shares; Distribution of Fund Shares
      17         Portfolio Transactions
      18         *
      19         Determining  the  Price  of  Shares;  Reduction  of  Class A Sales  Charge;  Special
                 Distribution Arrangements
      20         *
      21         *
      22         Performance Data
      23         Financial Statements (NOT APPLICABLE)

   --------------------

   * INCLUDED IN PROSPECTUS

PROSPECTUS                                                          MAY 1, 1998

CLASS A, CLASS B AND CLASS C


                           DAVIS GROWTH & INCOME FUND
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279

                            ------------------------

MINIMUM INVESTMENT                     PLANS AVAILABLE

Initial Purchase $1,000                Individual Retirement Accounts (IRAs)
For Retirement Plans $250              Prototype Retirement Plans
Subsequent Investment $25              Exchange Privilege
                                       Automatic Investment Plan
                                       Automatic Withdrawals Plan


         DAVIS GROWTH & INCOME FUND (THE "FUND") SEEKS BOTH CAPITAL GROWTH AND INCOME. It invests primarily in equity securities including common stock, preferred stock, and securities convertible into common stock.

         The Fund offers four classes of shares, Class A, B, C and Y, each having different expense levels and sales charges. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares and other circumstances. The Class Y shares, available only to certain qualified institutional investors, are offered through a separate prospectus. For more information about the Class Y shares, see "Purchase of Shares--Alternative Purchase Arrangements."

         This Prospectus concisely sets forth information about the Class A, Class B and Class C shares of the Fund that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Fund may be obtained without charge by writing to or calling the Fund at the above address or telephone number.


                            ------------------------



SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

         FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Class A, B and C shares of the Fund will bear directly or indirectly. You can refer to the section "Adviser, Sub-Adviser and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Fund.

Shareholder Transaction Expenses                                                 Class A    Class B    Class C
--------------------------------                                                 -------    -------    -------
Maximum sales load imposed on purchases......................................     4.75%      None       None
Maximum sales load imposed on reinvested dividends...........................     None       None       None
Deferred sales load (a declining percentage of the
   lesser of the net asset value of the shares
   redeemed or the total cost of such shares)
       Redeemed during first year............................................    0.75%1      4.00%     1.00%1
       Redeemed during second or third year..................................     None       3.00%      None
       Redeemed during fourth or fifth year..................................     None       2.00%      None
       Redeemed during sixth year............................................     None       1.00%      None
       Redeemed after sixth year.............................................     None       None       None
   Exchange Fee..............................................................     None       None       None

Annual Fund operating expenses (as a percentage of average net assets)
         Management fees.....................................................     0.75%      0.75%      0.75%
         12b-1 fees2.........................................................     0.25%      1.00%      1.00%
         Other expenses*.....................................................     0.xx%      0.xx%      0.xx%
                                                                                  -----      -----      -----
                  Total Fund operating expenses..............................     0.xx%      1.xx%      1.xx%

1 On certain Class A shares purchased at net asset value and redeemed during the first year after purchase, there is a 0.75% deferred sales charge. On Class C shares redeemed during the first year after purchase, there is a 1% deferred sales charge.

2 The effect of a Rule 12b-1 plan is that long-term shareholders may pay more than the maximum front-end sales charge permitted under applicable rules of the National Association of Securities Dealers, Inc.

Example*:

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and (except as provided below) redemption at the end of each time period:

                                                  1 year           3 years          5 years          10 years
                                                  ------           -------          -------          --------
Class A..........................................   $xx             $xx              $xx               $xxx

Class B..........................................   $xx             $xx              $xx                N/A
Class B (assuming no redemption at end of period)                   $xx              $xx                $xx
N/A

Class C..........................................   $xx             $xx              $xx               $xxx
Class C (assuming no redemption at end of period)   $xx             $xx              $xx               $xxx

         THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUND, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

      "OTHER EXPENSES" IN ANNUAL FUND OPERATING EXPENSES, AND THE EXPENSES YOU WOULD PAY IN THE EXAMPLE ARE BASED UPON ESTIMATED ANNUAL AVERAGE NET ASSETS OF $50 MILLION. THE FUND'S ACTUAL AVERAGE NET ASSETS MAY BE EITHER HIGHER OR LOWER, RESULTING IN ACTUAL EXPENSES WHICH MAY BE EITHER GREATER OR LESS THAN THOSE ESTIMATED.

         THE COMPANY AND THE FUND. Davis New York Venture Fund, Inc. (the "Company") is an open-end, diversified, management investment company incorporated in Maryland in 1968 and registered under the Investment Company Act of 1940.

         The Company currently offers two investment portfolios, the Davis Growth & Income Fund (the "Fund") described in this prospectus and the Davis New York Venture Fund, described in a separate prospectus. The Fund offers four classes of shares, Class A, B, C and Y. Class A shares may be purchased at a price equal to their net asset value per share plus a front-end sales charge imposed at the time of purchase. Purchases of $1 million or more of Class A shares may be purchased at net asset value, but are subject to a 0.75% contingent deferred sales charge ("CDSC") on redemptions made within one year after purchase. Class B shares may be purchased at net asset value, with no front-end sales charge, but are subject to a CDSC on most redemptions made within six years after purchase. Class C shares may also be purchased at net asset value but are subject to a CDSC of 1% on redemptions made within one year after purchase. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Each class of shares pays a Rule 12b-1 distribution fee at an annual rate not to exceed (i) for Class A shares, 0.25% of the Fund's aggregate average daily net assets attributable to the Class A shares and (ii) for Class B and C shares, 1.00% of the Fund's aggregate average daily net assets attributable to each such class. The purpose and function of the deferred sales charge, and distribution fees with respect to the Class B and Class C shares is the same as those of the front-end sales charge and distribution fee with respect to the Class A shares. The Class Y shares, available only to certain qualified institutional investors, are offered through a separate prospectus. For more information about the Class Y shares, see "Purchase of Shares--Alternative Purchase Arrangements".

         Each share of the Fund represents an identical interest in the investment portfolio of the Fund. However, shares differ by class in important respects. For example, Class B shares incur higher distribution services fees and bear certain other expenses and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus. Class C shares, like Class B shares, will also have a higher expense ratio and pay correspondingly lower dividends than Class A shares, as a result of higher distribution services fees and certain other expenses. Unlike Class B shares, Class C shares do not have a conversion feature and therefore will always be subject to higher distribution fees and other expenses than Class A shares. The per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of the Class A shares, reflecting the daily expense accruals of additional distribution fees and certain other expenses applicable to Class B and C shares. The Fund may offer additional classes of shares in the future and may at any time discontinue the offering of any class of shares. See "Purchase of Shares--Alternative Purchase Arrangements".

         INVESTMENT OBJECTIVES. The Fund's investment objectives are both long-term growth of capital and income. The Fund invests primarily in equity securities, and during normal market conditions will invest the majority of its assets in equity securities including common stock, preferred stock, and securities convertible into common stock. Equity securities are subject to the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. To increase current income or to diversify its portfolio the Fund may also invest in bonds and other debt securities, including high yield, high risk bonds, and may also invest in foreign securities. The Fund may attempt to reduce market and currency fluctuation risks by engaging in related hedging transactions. These transactions involve risk considerations. There is no assurance that the investment objectives of the Fund will be achieved. See "Investment Objectives and Policies".

         INVESTMENT ADVISER, SUB-ADVISER AND DISTRIBUTOR. Davis Selected Advisers, L.P., (the "Adviser") is the investment adviser for the Fund. Davis Selected Advisers, NY, Inc., a wholly owned subsidiary of the Adviser, performs certain research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. Davis Distributors, LLC (the "Distributor") serves as the principal underwriter for the Fund. For more information, see "Adviser, Sub-Adviser and Distributor".

         PURCHASES, EXCHANGES AND REDEMPTIONS. Initial and subsequent minimum investments in the Class A, B and C shares may be made in amounts equal to $1,000 and $25, respectively, except that the minimum initial investment for retirement plans is $250. Shares may be exchanged under certain circumstances at net asset value for the same class of shares of certain other funds managed by the Adviser. Accounts with a market value of less than $250 caused by shareholder redemptions are redeemable by the Fund. See "Purchase of Shares," "Exchange of

Shares" and "Redemption of Shares". Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund. See "Purchase of Shares -- Alternative Purchase Arrangements" for Class Y eligibility requirements.

         SHAREHOLDER SERVICES. Questions regarding the Fund or your account may be directed to Davis Distributors, LLC, at 1-800-279-0279 or to your sales representative. Written inquiries may be directed to State Street Bank & Trust Co., c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. During severe market conditions, the Distributor may experience difficulty in accepting telephone redemptions or exchanges. If you are unable to contact the Distributor at the above telephone number, you should call 1-505-820-3000 Monday through Friday between 8:00 a.m. and 4:00 p.m. Mountain Time.

                       INVESTMENT OBJECTIVES AND POLICIES

         GENERAL. The Fund's investment objective is to seek both capital growth and income. There is no assurance that such objectives will be achieved. The Fund invests primarily in equity securities, and during normal market conditions will invest the majority of its assets in equity securities including common stock, preferred stock, and securities convertible into common stock. To increase current income or to diversify its portfolio, the Fund may also invest in bonds and other debt securities, including high yield, high risk bonds, and may also invest in foreign securities. The Fund may attempt to reduce market and currency fluctuation risks by engaging in related hedging transactions. These transactions involve risk considerations. There is no assurance that the investment objectives of the Fund will be achieved.

         An investment in the Fund may not constitute a complete investment program and may not be appropriate for all investors or for short-term investing.

         EQUITY SECURITIES. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks, real estate securities including REITs (see "Real Estate Securities and REITs") and securities with equity conversion or purchase rights (see "Convertible Securities"). The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Fund's results will be related to the overall market for these securities. There is no limit on the percentage of its assets which the Fund may invest in equity securities.

         While predominately investing in equity securities of companies with market capitalizations of at least $250 million, the Fund may also invest in issues with smaller capitalizations. Special risks associated with investing in small cap issuers relative to larger cap issuers include high volatility of valuations and less liquidity. Investments will consist of issues which the Adviser or Sub-Adviser believes have the potential to provide capital growth or income or both.

         Risks. Because the Fund invests primarily in equity securities during normal market conditions, the value of its portfolio will fluctuate in response to stock market movements.

         REAL ESTATE SECURITIES AND REITS Real estate securities and REITs are a sub-category of equity securities. Real estate securities are issued by companies which have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. The Fund does not invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         Risks. Real estate securities and REITs are subject to risks associated with the direct ownership of real estate. The Fund could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

         Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from registration under the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment grade by rating services. Such securities may be subject to the risks or high yield, high-risk securities discussed below.

         CONVERTIBLE SECURITIES. Convertible securities are a sub-category of equity securities. Generally, convertible securities are bonds, debentures, notes, preferred stocks, warrants or other securities that convert or are exchangeable into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a time certain, or upon the occurrence of certain events, or have a combination of these characteristics. Usually a convertible security provides a long-term call on the issuer's common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security may also be subject to redemption by the issuer after a date certain and under certain circumstances (including a specified price) established on issue. If a convertible security held by the Fund is called for redemption, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it.

         Risks. Convertible bonds, debentures, and notes are varieties of debt securities, and as such are subject to many of the same risks, including interest rate sensitivity, changes in debt rating, and credit risk. In addition, convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer's non-convertible debt obligations. Thus, convertible securities are subject to many of the same risks as high yield, high-risk securities. A more complete discussion of these risks is provided below in the sections entitled "Bonds and Other Debt Securities" and "High Yield, High Risk Securities".

         Due to its conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. A convertible security will normally also provide a higher yield than the underlying common stock (but generally lower than comparable non-convertible securities). Due to their higher yield, convertible securities generally sell above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because the yield acts as a price support. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase but will generally not increase to the same extent as the underlying common stocks.

         BONDS AND OTHER DEBT SECURITIES. Bonds and other debt securities may be purchased by the Fund to increase current income or to diversify the investment portfolio. The U.S. government, corporations and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount form their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa. While there is no limit on the percentage of its assets which the Fund may invest in bonds and other debt securities, the Fund invests primarily in equity securities under normal market conditions.

         Risks. Bonds and other debt securities are generally considered to be interest rate sensitive. The market value of the Fund's investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Fund generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

         HIGH YIELD, HIGH RISK DEBT SECURITIES. The real estate securities, convertible securities, bonds, and other debt securities which the Fund may invest in may include high yield, high risk debt securities rated BBB or lower by Standard & Poor's Corporation ("S&P") or Baa or lower by Moody's Investor Services ("Moody's") or unrated securities. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D rated securities of issuers in default. Ratings assigned by credit agencies do not evaluate market risks. The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers. A brief description of the quality ratings of these two services is contained in the Appendix. The Fund will not purchase securities rated BB or Ba or lower if such purchase would then cause 35% or more of the Fund's net assets to be invested in such securities.

         Risks. While likely to have some quality and protective characteristics, high yield, high risk debt securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield, high risk debt securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of non-payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Fund to dispose of particular issues and may cause the Fund to incur special securities registration responsibilities, liabilities and costs and liquidity and valuation difficulties. Unexpected net redemptions may force the Fund to sell high yield, high-risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet taxable distribution requirements. See the Statement of Additional Information for more detailed information on high yield, high-risk debt securities.

         FOREIGN INVESTMENTS. The Fund may invest in securities of foreign issuers or securities which are principally traded in foreign markets ("foreign securities"). Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S. registered investment companies investing primarily in foreign securities. When the Fund is invested in foreign securities, the operating expenses of the Fund are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the, custodial and certain other expenses are expected to be higher.

         Risks. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant indicators. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

                           OTHER INVESTMENT POLICIES

         TEMPORARY DEFENSIVE INVESTMENTS. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the Fund may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements.

          CURRENCY HEDGING. To attempt to reduce exposure to currency fluctuations, the Fund may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Fund and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the Fund will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of its total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Fund could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. When taking a position in an anticipatory hedge (when the Fund purchases a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), the Fund is required to set aside cash or high-grade liquid securities to fully secure the obligation.

         RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities which are subject to contractual restrictions on resale. The Fund's policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Fund's net assets would then be illiquid.

         The restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or Sub-Adviser, under criteria established by the Fund's Board of Directors, will consider whether Rule 144A securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days. A repurchase agreement, as referred to herein, involves a sale of securities to the Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing its rights.

         BORROWING. The Fund may not borrow money, except from banks as a temporary measure in amounts not exceeding 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions. The Fund will not purchase portfolio securities on margin and will not purchase additional portfolio securities while borrowings exceed 5% of the total assets of the Fund.

         LENDING PORTFOLIO SECURITIES. The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund will not lend portfolio securities unless the loan is secured by collateral. The Fund may not lend securities with an aggregate market value of more than one-half of the Fund's total assets.

         WRITING COVERED OPTIONS. For income purposes, the Fund may write covered call options on its portfolio securities. The Fund may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires. The Fund does not currently intend to engage in any such transaction if it would cause more than 10% of total assets to be subject to options.

         PORTFOLIO TRANSACTIONS. The Adviser and Sub-Adviser are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. It is the Fund's policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services and placement of orders by securities firms for Fund shares may be taken into account as a factor in placement of portfolio transactions. In seeking the Fund's investment objectives, the Fund may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that the growth potential of a security no longer exists, considers that other securities have more growth potential, or otherwise believes that such trading is advisable. Because of the Fund's investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. The Adviser and Sub-Adviser are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The Fund anticipates that, during normal market conditions, its annual portfolio turnover rate will be less than 100%.

         FUNDAMENTAL POLICIES. The Fund has adopted certain investment restrictions set forth in the Statement of Additional Information. These restrictions are fundamental policies and may not be changed unless authorized by a vote of the shareholders. All other policies are non-fundamental and may be changed without shareholder approval. Any percentage restrictions set forth in the prospectus or in the Statement of Additional Information apply as of the time of investment without regard to later increases or decreases in the values of securities or total net assets.

                      ADVISER, SUB-ADVISER AND DISTRIBUTOR

         Subject to the direction and supervision of the Fund's Board of Directors, the Fund's affairs are managed by Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is the controlling shareholder of the general partner. The Adviser manages the Fund's investment and business operations. Davis Distributors, LLC (the "Distributor"), a subsidiary of the Adviser serves as the distributor or principal underwriter of the Fund's shares. Davis Selected Advisers-NY, Inc., ("DSA-NY") a wholly owned subsidiary of the Adviser, performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Adviser also acts as investment adviser for the Davis New York Venture Fund, Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc. (collectively with the Fund, the "Davis Funds"), Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust (collectively, the "Selected Funds"). The Distributor acts as the principal underwriter for the Davis and Selected Funds.

         The Fund pays the Adviser a fee at the annual rate based on average net assets, as follows: 0.75% on the first $250 million; 0.65% on the next $250 million; 0.55% on net assets over $500 million. This fee is higher than that of most other mutual funds but is not necessarily higher than that paid by funds with similar investment objectives. The Fund also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws. Under the Sub-Advisory Agreement with DSA-NY, the Adviser pays all of DSA-NY's direct and indirect costs of operation. All the fees paid to DSA-NY are paid by the Adviser and not the Fund.

         Christopher C. Davis and Andrew A. Davis are the co-portfolio managers for the Fund and other equity funds managed by the Adviser.

         Christopher C. Davis was co-portfolio manager of the Davis New York Venture Fund, with Shelby M.C. Davis, from October 1, 1995 until February 19, 1997 when he assumed full responsibility for the fund. Prior to his responsibilities as co-portfolio manager, Christopher C. Davis worked closely with Shelby M.C. Davis as an assistant portfolio manager and research analyst beginning in September, 1989.

         Andrew A. Davis is the primary portfolio manager of the Davis Convertible Securities Fund and the Davis Real Estate Fund. He was the co-portfolio manager of these funds with Shelby M.C. Davis from their inception until December 1, 1994 when he assumed the duties of sole portfolio manager. Until February 1993, he was the Vice President and head of convertible research at Paine Webber, Incorporated.

         Shelby M.C. Davis is Chief Investment Officer of the Adviser. As Chief Investment Officer, he is active in providing investment themes, strategies and individual stock selections to the Fund. He is an officer of all investment companies managed by the Adviser.

         Davis Distributors, LLC, in its capacity as distributor, is reimbursed by the Fund for some of its distribution expenses through Distribution Plans which have been adopted with respect to the Class A, Class B and Class C shares and approved by the Fund's Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. See "Distribution Plans" below for more details.

                               DISTRIBUTION PLANS

         The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.

         Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling Fund shares, servicing shareholders and maintaining shareholder accounts. Where a commission is paid for purchases of $1 million or more of Class A shares and as long as the limits of the distribution plan have not been reached, such payment is also made from 12b-1 distribution fees received from the Fund. Normally, such fees are at the annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of the Fund. Payments under the Class A Distribution Plan may also be used to reimburse the Distributor for other distribution costs (excluding overhead) not covered in any year by any portion of the sales charges the Distributor retains. See "Purchase of Shares."

         Payments under the Class B Distribution Plan are limited to an annual rate of 1% of the average daily net asset value of the Class B shares. In accordance with current applicable rules, such payments are also limited to 6.25% of gross sales of Class B shares plus interest at 1% over the prime rate on any unpaid amounts. Up to 0.75% of the average daily net assets is used to pay the Distributor a 4% commission on new sales of Class B shares. Most or all of such commissions are reallowed to salespersons and to firms responsible for such sales. No commissions are paid by the Fund with respect to sales by the Distributor to officers, directors and full-time employees of the Fund, the Distributor or the Adviser's General Partner. Up to 0.25% of average net assets is used to reimburse the Distributor for the payment of service and maintenance fees to its salespersons and other firms for shareholder servicing and maintenance of shareholder accounts.

         If, due to the foregoing payment limitations, the Fund is unable to pay the Distributor the 4% commission on new sales of Class B shares, the Distributor intends, but is not obligated, to accept new orders for shares and pay commissions in excess of the payments it receives from the Fund. The Distributor intends to seek full payment from the Fund of any excess amounts with interest at 1% over the prime rate at such future date when and to the extent such payments on new sales would not be in excess of the limitations. The Fund is not obligated to make such payments; the amount (if any), timing and condition of any such payments are solely within the discretion of the directors of the Fund who are not interested persons of the Distributor or the Fund and have no direct or indirect financial interest in the Class B Distribution Plan (the "Independent Directors"). If the Class B Distribution Plan is terminated, the Distributor will ask the Independent Directors to take whatever action they deem appropriate with regard to the payment of any excess amounts.

         Payments under the Class C Distribution Plan are also limited to an annual rate of 1% of the average daily net asset value of the Class C shares, and are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan. The entire amount of payments may be used to reimburse the Distributor for the payments of commissions and service and maintenance fees to its salespersons and other firms for selling new Class C shares, shareholder servicing and maintenance of shareholder accounts.

         In addition, to the extent that any investment advisory fees paid by the Fund may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Fund shares within the meaning of Rule 12b-1, the Plans authorize the payment of such fees.

         Each of the Distribution Plans may be terminated at any time by vote of the Independent Directors or by vote of the respective class. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

         As described herein, dealers or others may receive different levels of compensation depending on which class of shares they sell. The Distributor may make expense reimbursements for special training of a dealer's registered representatives or personnel of dealers and other firms who provide sales or other services in respect to the Fund and/or its shareholders, or to defray the expenses of meetings, advertising or equipment. Any such amounts may be paid by the Distributor from the fees it receives under the Class A, Class B and Class C Distribution Plans.

         In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Davis Funds managed by the Adviser during a specified period of time.

         Shares of the Fund may also be sold through banks or bank-affiliated dealers. Any determination that such banks or bank-affiliated dealers are prohibited from selling shares of the Fund under the Glass-Steagall Act would have no material adverse effects on the Fund. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Fund.

                               PURCHASE OF SHARES

         GENERAL. You can purchase Class A, Class B or Class C shares of the Fund from any dealer or other person having a sales agreement with the Distributor.

         There are three ways to make an initial investment in the Fund. One way is to fill out the Application Form included in this Prospectus and mail it to State Street Bank and Trust Company ("State Street") at the address on the Form. The dealer must also sign the Form. Your dealer or sales representative will help you fill out the Form. All purchases made by check should be in U.S. dollars (minimum $1,000, except $250 for retirement plans) and made payable to THE DAVIS FUNDS, or in the case of a retirement account, the custodian or trustee. THIRD PARTY CHECKS WILL NOT BE ACCEPTED. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

         Another way to make an initial investment is to have your dealer order and pay for the shares. In this case, you must pay your dealer. The dealer can order the shares from the Distributor by telephone or wire. You can also use this method for additional investments of at least $1,000.

         The third way to purchase shares is by wire. Shares may be purchased at any time by wiring federal funds directly to State Street. Prior to an initial investment by wire, the shareholder should telephone Davis Distributors, LLC at 1-800-279-0279 to advise them of the investment and class of shares and to obtain an account number and instructions. A completed Plan Adoption Agreement or Application Form should be mailed to State Street after the initial wire purchase. To assure proper credit, the wire instructions should be made as follows:

                           State Street Bank and Trust Company,
                           Boston, MA  02210
                           Attn.: Mutual Fund Services
                           DAVIS GROWTH & INCOME FUND
                           Shareholder Name,
                           Shareholder Account Number,
                           Federal Routing Number 011000028,
                           DDA Number 9904-606-2

         After your initial investment, you can make additional investments of at least $25. Simply mail a check payable to "The Davis Funds" to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. The check should be accompanied by a form, which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in shares of the Fund.
If you know your account number, you should also give it to State Street.

         The Fund does not issue certificates for Class A shares unless you request a certificate each time you make a purchase. Certificates are not issued for Class B or Class C shares or for accounts using the Automatic Withdrawal Plan. Instead, shares purchased are automatically credited to an account maintained for you on the books of the Fund by State Street. Each time you add to or withdraw from your account, you will receive a statement showing the details of the transaction and any other transactions you had during the current year.

         ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers four classes of shares. With certain exceptions described below, Class A shares are sold with a front-end sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six years after purchase. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. Class C shares are purchased at their net asset value per share without the imposition of a front-end sales charge but are subject to a 1% deferred sales charge if redeemed within one year after purchase and do not have a conversion feature. Class Y shares are offered through a separate prospectus to (i) trust companies, bank trusts, pension plans, endowments or foundations acting on behalf of their own account or one or more clients for which such institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time ("Institutions"); (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 at any one time ("Governmental Entities"); and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Distributor ("Wrap Program Investors"). Class Y shares are sold at net asset value without the imposition of Rule 12b-1 charges. For more information about the Class Y shares, call the Fund at 1-800-279-0279.

         Depending on the amount of the purchase and the anticipated length of time of investment, investors may choose to purchase one class of shares rather than another. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately. The Fund will not accept any purchase of Class B shares in the amount of $250,000 or more per investor. Such purchase must be made in Class A shares. Class C shares may be more appropriate for the short-term investor. The Fund will not accept any purchase of Class C shares when Class A shares may be purchased at net asset value. See also "Distribution Plans" for more information.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Fund at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Fund's Rule 12b-1 Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under the Plan. If the sponsor has selected Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders.

         CLASS A SHARES. Class A shares are sold at their net asset value plus a sales charge. The amounts of the sales charges are shown in the following table.

                                                                                               Customary
                                                 Sales Charge           Charge as        Concession to Your
                                                 as Percentage   Approximate Percentage  Dealer as Percentage
Amount of Purchase                             of Offering Price   of Amount Invested      of Offering Price
------------------                             -----------------   ------------------      -----------------
$99,999 or less...............................   4-3/4%                 5.0%                         4%
$100,000 to $249,999..........................   3-1/2%                 3.6%                         3%
$250,000 to $499,999..........................   2-1/2%                 2.6%                         2%
$500,000 to $749,999...........................      2%                 2.0%                     1-3/4%
$750,000 to $999,999...........................      1%                 1.0%                  3/4 of 1%
$1,000,000 or more............................       0%                 0.0%                        0%*

* On purchases of $1 million or more, the investor pays no front-end sales charge but a contingent deferred sales charge of 0.75% is imposed if shares purchased at net asset value are redeemed within the first year after purchase. The Distributor may pay the financial service firm a commission during the first year after such purchase at an annual rate as follows:

            Purchase Amount                                                Commission
            ---------------                                                ----------
          First   $3,000,000................................................  .75%
          Next    $2,000,000................................................  .50%
          Over    $5,000,000................................................  .25%

Where a commission is paid for purchases of $1 million or more, such payment will be made from 12b-1 distribution fees received from the Fund and, in cases where the limits of the distribution plan in any year have been reached, from the Distributor's own resources.

         There are a number of ways to reduce the sales charge on the purchase of Class A shares, as set forth below.

         (i) Family Purchases: Purchases made by an individual, such individual's spouse and children under 21 are combined and treated as a purchase of a single person.

         (ii) Group Purchases: The purchases of an organized group, whether or not incorporated, are combined and treated as the purchase of a single person. The organization must have been organized for a purpose other than to purchase shares of mutual funds.

         (iii) Purchases for Employee Benefit Plans: Trusteed or other fiduciary accounts and Individual Retirement Accounts ("IRA") of a single employer are treated as purchases of a single person. Purchases of and ownership by an individual and such individual's spouse under an IRA are combined with their other purchases and ownership.

         (iv) Purchases under a Statement of Intention: By executing the "Statement of Intention" included in the Application Form at the back of the Prospectus, purchases of Class A shares of $100,000 or more made over a 13-month period may be made at the applicable price for the aggregate shares actually purchased during the period. Please see "Terms and Conditions" at the back of this prospectus.

         (v) Rights of Accumulation: If you notify your dealer or the Distributor, you may include the Class A, B and C shares you already own (except shares of Davis Government Money Market Fund) in calculating the price applicable to your current purchase.

         (vi) Combined Purchases with other Davis Funds: Purchases of Class A shares of the Fund may be combined with your purchases of Class A shares of other Davis Funds, including Davis New York Venture Fund, Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis International Series, Inc. and all funds offered by Davis Series, Inc. (other than Davis Government Money Market Fund), separately or under combined Statements of Intention or Rights of Accumulation to determine the price applicable to your purchases of Class A shares of the Fund.

         (vii) Sales at Net Asset Value: The sales charge will not apply to:
(1) Class A shares purchased through the automatic reinvestment of dividends and distributions (see "Dividends and Distributions"); (2) Class A shares purchased by directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser, Sub-Adviser or Distributor including former directors and officers and any spouse, child, parent, grandparent, brother or sister ("immediate family members") of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (3) Class A shares purchased by any registered representatives, principals and employees (and any immediate family member) of securities dealers having a sales agreement with the Distributor; (4) initial purchases of Class A shares totaling at least $250,000 but less than $5,000,000, made at any one time by banks, trust companies and other financial institutions on behalf of one or more clients for which such institution acts in a fiduciary capacity; (5) Class A shares purchased by any single account covering a minimum of 250 participants (this 250 participant minimum may be waived for certain fee based mutual fund marketplace programs) and representing a defined benefit plan, defined contribution plan, cash or deferred plan qualified under 401(a) or 401(k) of the Internal Revenue Code or a plan established under section 403(b), 457 or 501(c)(9) of such Code or "rabbi trusts"; (6) Class A shares purchased by persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Fund's Distributor or by investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and (7) Class A shares amounting to less than $5,000,000 purchased by any state, county, city, department, authority or similar agency. Investors may be charged a fee if they effect purchases in fund shares through a broker or agent. The Fund may also issue Class A shares at net asset value incident to a merger with or acquisition of assets of an investment company.

         CLASS B SHARES. Class B shares are offered at net asset value, without a front-end sales charge. The Distributor receives and usually reallows commissions to firms responsible for the sale of such shares. See "Distribution Plans." With certain exceptions described below, the Fund imposes a deferred sales charge of 4% on shares redeemed during the first year after purchase, 3% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase and 1% on shares redeemed during the sixth year after purchase. However, on Class B shares of the Fund which are acquired upon exchange from Class B shares of other Davis Funds which were purchased prior to December 1, 1994, the Fund will impose a deferred sales charge of 4% on shares redeemed during the first calendar year after purchase; 3% on shares redeemed during the second calendar year after purchase; 2% on shares redeemed during the third calendar year after purchase; and 1% on shares redeemed during the fourth calendar year after purchase, and no deferred sales charge is imposed on amounts redeemed after four calendar years from purchase. Class B shares will be subject to a maximum Rule 12b-1 fee at the annual rate of 1% of the class' average daily net asset value. The Fund will not accept any purchase of Class B shares in the amount of $250,000 or more per investor.

         Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front-end sales charge. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Such a conversion will not constitute a taxable event under the federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B shareholders. In addition certain Class B shares held by certain defined contribution plans automatically convert to Class A shares based on increases of plan assets as described in the Statement of Additional Information.

         CLASS C SHARES. Class C shares are offered at net asset value without a sales charge at the time of purchase. Class C shares redeemed within one year of purchase will be subject to a 1% charge upon redemption. Class C shares do not have a conversion feature. The Fund will not accept any purchases of Class C shares when Class A shares may be purchased at net asset value.

         The Distributor will pay a commission to the firm responsible for the sale of Class C shares. No other fees will be paid by the Distributor during the one-year period following purchase. The Distributor will be reimbursed for the commission paid from 12b-1 fees paid by the Fund during the one-year period. If Class C shares are redeemed within the one-year period after purchase, the 1% redemption charge will be paid to the Distributor. After Class C shares have been outstanding for more than one year, the Distributor will make quarterly payments to the firm responsible for the sale of the shares in amounts equal to 0.75% of the annual average daily net asset value of such shares for sales fees and 0.25% of the annual average daily net asset value of such shares for service and maintenance fees.

         CONTINGENT DEFERRED SALES CHARGES. Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (i) the net asset value of the shares redeemed or
(ii) the original cost of such shares. No contingent deferred sales charge is imposed when you redeem amounts derived from (a) increases in the value of shares redeemed above the net cost of such shares or (b) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

         The contingent deferred sales charge (CDSC) on Class A, B, and C Shares that are subject to a CDSC will be waived if the redemption relates to the following: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan in an amount, on an annual basis, up to 12% of the value of the account at the time the shareholder elects to participate in the automatic withdrawal plan; (d) for redemptions from a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid tax penalty; (e) on redemptions of shares sold to directors, officers and employees of any

Fund for which the Adviser acts as investment adviser or officers and employees of the Adviser, Sub-Adviser or Distributor including former directors and officers and immediate family members of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (f) on redemptions pursuant to the right of the Fund to liquidate a shareholder's account if the aggregate net asset value of the shares held in such account falls below an established minimum amount; (g) certain other exceptions related to defined contribution plans as described in the Statement of Additional Information.

         PROTOTYPE RETIREMENT PLANS. The Distributor and certain qualified dealers have available prototype retirement plans (e.g. 401(k), profit sharing, money purchase, Simplified Employee Pension ("SEP") plans, model 403(b) and 457 plans for charitable, educational and governmental entities) sponsored by the Funds for corporations and self-employed individuals and prototype Individual Retirement Account ("IRA") plans (deductible IRAs, non-deductible IRAs including "Roth IRAs", and educational IRAs) and SIMPLE IRA plans for both individuals and employers. These plans utilize the shares of the Fund and other Davis Funds as their investment vehicle. State Street acts as custodian or trustee for the plans and charges the participant $10 to establish each account and an annual maintenance fee of $10 per social security number. Such fees will be redeemed automatically at year-end from your account, unless you elect to pay the fee directly.

         AUTOMATIC INVESTMENT PLAN. Shareholders may arrange for automatic monthly investing whereby State Street will be authorized to initiate a debit to the shareholder's bank account of a specific amount (minimum $25) each month which will be used to purchase Fund shares. The account minimums of $1000 for non-retirement accounts and $250 for retirement accounts will be waived if, pursuant to the automatic investment plan, the account balance will meet the minimum investment requirements within twelve months of the initial investment. For institutions that are members of the Automated Clearing House system (ACH), such purchases can be processed electronically on any day of the month between the 3rd and 28th day of each month. After each automatic investment, the shareholder will receive a transaction confirmation and the debit should be reflected on the shareholder's next bank statement. The plan may be terminated at any time by the shareholder. If you desire to utilize this plan, you may use the appropriate designation on the Application Form.

         DIVIDEND DIVERSIFICATION PROGRAM. You may also establish a dividend diversification program which allows you to have all dividends and any other distributions automatically invested in shares of one or more of the Davis Funds, subject to state securities law requirements and the minimum investment requirements set forth below. You must receive a current prospectus for the other fund or funds prior to investment. Shares will be purchased at the chosen fund's net asset value on the dividend payment date. A dividend diversification account must be in the same registration as the distributing fund account and must be of the same class of shares. All accounts established or utilized under this program must have a minimum initial value of at least $250 and all subsequent investments must be at least $25. This program can be amended or terminated at any time, upon at least 60 days' notice. If you would like to participate in this program, you may use the appropriate designation on the Application Form.

                              TELEPHONE PRIVILEGE

         Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU AGREE THAT THE FUND SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Fund may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we might have difficulty in accepting telephone requests, in which case you should contact us by mail. See "Exchange of Shares - By Telephone", "Redemption of Shares - By Telephone" and "Redemption of Shares - Expedited Redemption Privilege".

                               EXCHANGE OF SHARES

         GENERAL. The exchange privilege is a convenient way to buy shares in other Davis Funds in order to respond to changes in your goals or in market conditions. If such goals or market conditions change, the Davis Funds offer a variety of investment objectives that includes common stock funds, tax-exempt and corporate bond funds, and a money market fund. However, the Fund is intended as a long-term investment and is not intended for short-term trades. Shares of a particular class of the Fund may be exchanged only for shares of the same class of another Davis Fund except that Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund. All of the Davis Funds offer Class A, Class B and Class C shares. The shares to be received upon exchange must be legally available for sale in your state. The net asset value of the initial shares being acquired must be at least $1,000 unless such exchange is under the Automatic Exchange Program described below.

         Shares may be exchanged at relative net asset value without any additional charge. However, if any shares being exchanged are subject to an escrow or segregated account pursuant to the terms of a Statement of Intention or a CDSC, such shares will be exchanged at relative net asset value, but the escrow or segregated account will continue with respect to the shares acquired in the exchange. In addition, the terms of any CDSC, or redemption fee applicable at the time of exchange will continue to apply to any shares acquired upon exchange.

         Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. Call your broker or the Distributor for information and a prospectus for any of the other Davis Funds registered in your state. Read the prospectus carefully. If you decide to exchange your shares, send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares". A signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required. See "Redemption of Shares". Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         AUTOMATIC EXCHANGE PROGRAM. The Fund also offers an automatic monthly exchange program. All accounts established or utilized under this program must have the same registration and a minimum initial value of at least $250. All subsequent exchanges must have a value of at least $25. Each month, shares will be simultaneously redeemed and purchased at the chosen Davis Fund's applicable price. If you would like to participate in this program, you may use the appropriate designation on the Application Form.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Davis Funds may take up to seven days. For federal income tax purposes, exchanges between funds are treated as a sale and purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange. An exchange between different classes of the same fund is not a taxable event.

         The number of times a shareholder may exchange shares among the Davis Funds within a specified period of time may be limited at the discretion of the Distributor. Currently, more than four exchanges out of a fund during a twelve-month period are not permitted without the prior written approval of the Distributor. The Fund reserves the right to terminate or amend the exchange privilege at any time upon 60 or more days' notice.

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the section entitled "Telephone Privilege," as such procedures are also applicable to exchanges.

                              REDEMPTION OF SHARES

         GENERAL. You can redeem, or sell back to the Fund, all or part of your shares at any time at net asset value less any applicable sales charges or redemption fees. You can do this by sending a written request to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all owners must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         If shares to be redeemed are represented by a certificate, the certificate, signed by the owner or owners, must be sent to State Street with the request.

         For the protection of all shareholders, the Company also requires that signatures appearing on a share certificate, stock power or redemption request where the proceeds would be more than $50,000, must be guaranteed by a bank, credit union, savings association, securities exchange, broker, dealer or other guarantor institution. A signature guarantee is also required in the event that any modification to the Company's application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trusts or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures or if such guarantor is not a member or participant of a signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days. All notifications of address changes must be in writing.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date).

         Redemptions are ordinarily paid to you in cash. However, the Company's Board of Directors is authorized to decide that conditions exist making cash payments undesirable, although the Board has never reached such a decision. If the Board should decide to make payment in other than cash, redemptions could be paid in securities, valued at the value used in computing the Fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. We must, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value; whichever is smaller, during any 90-day period for any one shareholder.

         Your shares may also be redeemed through participating brokers or dealers. The Distributor may repurchase shares from your dealer, if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place any repurchase request by telephone or wire. Your broker or dealer may charge you a service fee or commission. No charge (other than any applicable CDSC) is payable if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

         EXPEDITED REDEMPTION PRIVILEGE. Investors with accounts other than prototype retirement plans and IRAs may designate on the Expedited Redemption Privilege Form (included in this prospectus), an account with any commercial bank and have the cash proceeds from the redemption sent, by either wire or electronically through the Automated Clearing House system ("ACH"), to a pre-designated bank account. State Street will accept instructions to redeem shares and make payment to a pre-designated commercial bank account by (a) written request signed by the registered shareholder, (b) telephone request by any Qualified Dealer to Davis Distributors, LLC (1-800-279-0279), and (c) by facsimile request by the shareholder to State Street. At the time of redemption, the shareholder must request that federal funds be wired or transferred by ACH to the bank account designated on the application. The redemption proceeds under this procedure may not be directed to a savings bank, savings and loan or credit union account except by arrangement with its correspondent bank or unless such institution is a member of the Federal Reserve System. The Distributor, in its discretion, may limit the amount that may be redeemed by a shareholder in any day under the Expedited Redemption Privilege to $25,000. There is a $5 charge by State Street for wire service, and receiving banks may also charge for this service. Payment by ACH will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after your call. The Expedited Redemption Privilege may be terminated, modified or suspended by the Fund at any time. See "Telephone Privilege".

         The name of the registered shareholder and corresponding Fund account number must be supplied. The Expedited Redemption Privilege Form provides for the appropriate information concerning the commercial bank and account number. Changes in ownership, account number (including the identity of your bank) or authorized signatories of the pre-designated account may be made by written notice to State Street with your signature, and those of new owners or signers on the account, guaranteed by a commercial bank or trust company. Additional documentation may be required to change the designated account when shares are held by a corporation, partnership, executor, administrator, trustee or guardian.

BY TELEPHONE. You can redeem shares by telephone and receive a check by mail, but please keep in mind:

             The check can only be issued for up to $25,000;
             The check can only be issued to the registered owner (who must be an individual);
             The check can only be sent to the address of record; and Your current address of record must have been on file for 30 days.

         AUTOMATIC WITHDRAWALS PLAN. Under the Automatic Withdrawals Plan, you can indicate to State Street how many dollars you would like to receive each month or each quarter. Your account must have a value of at least $10,000 to start a plan. Shares are redeemed so that you will receive the payment you have requested approximately on the 25th day of the month. Withdrawals involve redemption of shares and may produce gain or loss for income tax purposes. Shares of the Fund initially acquired by exchange from any of the other Davis Funds will remain subject to an escrow or segregated account to which any of the exchanged shares were subject. If you utilize this program, any applicable contingent deferred sales charges will be imposed on such shares redeemed. Purchase of additional shares concurrent with withdrawals may be disadvantageous to you because of tax and sales load consequences. If the amount you withdraw exceeds the dividends on your shares, your account will suffer depletion. Your Automatic Withdrawals Plan may be terminated by you at any time without charge or penalty. The Fund reserves the right to terminate or modify the Automatic Withdrawals Plan at any time. Call or write the Fund if you want further information on the Automatic Withdrawals Plan.

         INVOLUNTARY REDEMPTIONS. To relieve the Fund of the cost of maintaining uneconomical accounts, the Fund may effect the redemption of shares at net asset value in any account if the account, due to shareholder redemptions, has a value of less than $250. At least 60 days prior to such involuntary redemption, the Fund will mail a notice to the shareholder so that an additional purchase may be effected to avoid such redemption.

         SUBSEQUENT REPURCHASES. After some of or all your shares are redeemed or repurchased, you may decide to put back all or part of your proceeds into the same Class of the Fund's shares. Any such shares will be issued without sales charge at the net asset value next determined after you have returned the amount of your proceeds. In addition, any applicable CDSC assessed on such shares will be returned to the account. Shares will be deemed to have been purchased on the original purchase date for purposes of calculating the CDSC and conversion period. This can be done by sending the Fund or the Distributor a letter, together with a check for the reinstatement amount. The letter must be received, together with the payment, within 30 days after the redemption or repurchase. You can only use this privilege once.

                        DETERMINING THE PRICE OF SHARES

         The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities, by the total number of outstanding shares of each class. Valuation of the Fund's portfolio securities is based upon their market value. Securities traded on a national securities exchange are valued at the last published sales prices on the exchange, or, in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (maturing in sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors. Investments in short-term securities (maturing in sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value.

         The net asset value per share is determined as of the earlier of the close of the exchange or 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. The price per share for purchases or redemptions made directly through State Street normally is such value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

                          DIVIDENDS AND DISTRIBUTIONS

         There are two sources for the payments made to you by the Fund. The first is net investment income (usually referred to as "dividends") and the second source is realized capital gains. Dividends are usually paid in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment. Because Class B and Class C shares incur higher distribution services fees and bear certain other expenses, such shares will have higher expense ratios and will pay correspondingly lower dividends than Class A shares. For tax purposes, information concerning distributions will be mailed annually to shareholders.

         Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends paid in cash and capital gain distributions reinvested. Reinvestment of all dividends and distributions is automatic for accounts utilizing the Automatic Withdrawal Plan. The reinvestment of dividends and distributions is made at net asset value (without any initial or contingent deferred sales charge) on the payment date. For the protection of the shareholder, upon receipt of the second dividend check which has been returned to the State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                              FEDERAL INCOME TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effect of federal, state and local taxes on an investment in the Fund.

         The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income tax to the extent its earnings are distributed. If, for any calendar year, the distribution of earnings required under the Code exceeds the amount distributed, an excise tax, equal to 4% of the excess, will be imposed on the Fund. The Fund intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared.

         A gain or loss for tax purposes may be realized on the redemption of shares. If the shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during such period, then such loss is treated as a long-term capital loss to the extent of such capital gain distribution.

                                  FUND SHARES

         Shares issued by the Fund are currently divided into four classes, Class A, Class B, Class C and Class Y shares. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of the Fund represents an interest in the assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Fund can elect all of the directors of the Fund. Due to the differing expenses of the classes, dividends of Class B and Class C shares are likely to be lower than for Class A shares, and are likely to be higher for Class Y shares than for any other class of shares. For more information about Class Y shares, call the Fund at 1-800-279-0279 to obtain the Class Y prospectus.

         MAJOR SHAREHOLDERS. Shelby Cullom Davis & Co., which may be deemed to be an affiliate of the Adviser, may be deemed to control the Company due to its beneficial ownership of more than 25% of the Company's outstanding shares.



                                PERFORMANCE DATA

         From time to time, the Fund may advertise information regarding its performance. Such information may consist of its "yield," "distribution rate," "average annual total return," and "total return" and will be calculated separately for each class. These performance figures are based upon historical results and are not intended to indicate future performance.

         "Yield" is computed by dividing the net investment income per share (as defined in applicable regulations of the Securities and Exchange Commission) during a specified 30-day period by the maximum offering price per share on the last day of such period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one-year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

         "Distribution rate" is determined by dividing the income dividends per share for a stated period by the net asset value per share on the last day of such period. Distribution rates published are measures of the level of income dividends distributed during a specified period. Thus, such rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

         "Average annual total return" refers to the Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

         "Total return" refers to the Fund's compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. Total return is not annualized. In the event the Fund advertises its total return or average annual total return, the stated periods will be one, five and ten years, and may also include longer or shorter periods, including the life of the Fund. The computation of total and average annual total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         The Fund may also quote average annual total return on net asset value. Such data will be calculated substantially as described above except that sales charges will not be deducted.

         In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Fund may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services and the Fund may use evaluations published by nationally recognized independent ranking services and publications.

         Because the Fund is new it has not yet published an Annual or Semi-Annual Report. Shareholders will be provided with copies of these reports without charge when they become available.

                             SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to Davis Distributors, LLC, by writing to State Street Bank and Trust Company, c/o the Davis Funds, P.O. Box 8406, Boston, MA 02266-8406 or calling (800) 279-0279. Davis Direct Access is the Davis Funds' automated telephone system that enables shareholders to perform a number of account transactions automatically by using a touch-tone phone. Shareholders may obtain Fund and account specific information and make purchases, exchanges and redemptions.



                                    APPENDIX
                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade-obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA - Debt rated 'AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1 (superior capacity), Prime-2 (strong capacity) and Prime-3 (acceptable capacity). In assigning ratings to an issuer which represents that its commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

The S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from 'A' for the highest quality to 'D' for the lowest. Issues assigned an 'A' rating are regarded as having the greatest capacity for timely payment. Within the 'A' category, the numbers 1, 2 and 3 indicate relative degrees of safety. The addition of a plus sign to the category A-1 denotes that the issue is determined to possess overwhelming safety characteristics.

TERMS AND CONDITIONS FOR A STATEMENT OF INTENTION  (CLASS A SHARES ONLY)

TERMS OF ESCROW:
1. Out of my initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified in this Statement will be held in escrow by State Street in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in my name. For example, if the minimum amount specified under this statement is $100,000 and the public offering price applicable to transactions of $100,000 is $10 a share, 500 shares (with a value of $5,000) would be held in escrow.

2. In the event I should exchange some or all of my shares to those of another mutual fund for which Davis Distributors, LLC, acts as distributor, according to the terms of this prospectus, I hereby authorize State Street to escrow the applicable number of shares of the new fund, until such time as this Statement is complete.

3. If my total purchases are at least equal to the intended purchases, the shares in escrow will be delivered to me or to my order.

4. If my total purchases are less than the intended purchases, I will remit to Davis Distributors, LLC, the difference in the dollar amount of sales charge actually paid by me and the sales charge which I would have paid if the total purchase had been made at a single time. If Davis Distributors, LLC, or my dealer does not make remittance within 20 days after written request, State Street will redeem an appropriate number of the escrowed shares in order to realize such difference.


5. I hereby irrevocably constitute and appoint State Street my attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

6. Shares remaining after the redemption referred to in Paragraph No. 4 will be credited to my account.

7. The duties of State Street are only such as are herein provided being purely ministerial in nature, and it shall incur no liability whatever except for willful misconduct or gross negligence so long as it has acted in good faith. It shall be under no responsibility other than faithfully to follow the instructions herein. It may consult with legal counsel and shall be fully protected in any action taken in good faith in accordance with advice from such counsel. It shall not be required to defend any legal proceedings which may be instituted against it in respect of the subject matter of this Agreement unless requested to do so and indemnified to its satisfaction against the cost and expense of such defense.

8. If my total purchases are more than the intended purchases and such total is sufficient to qualify for an additional quantity discount, a retroactive price adjustment shall be made for all purchases made under such Statement to reflect the quantity discount applicable to the aggregate amount of such purchases during the thirteen-month period.

                         EXPEDITED REDEMPTION PRIVILEGE

[ ] If you wish the Expedited Redemption Privilege please check the box to the left and complete the following information.

I (we) hereby authorize State Street Bank and Trust Company, Davis Selected Advisers, L.P., Davis Distributors, LLC, and/or the Davis Funds to act upon instructions received by telephone or telegraph, believed by them to be genuine, and to redeem shares in my (our) account in any of the Davis Funds and to wire the proceeds of such redemption to the predesignated bank listed below. I (we) hereby agree that neither State Street Bank and Trust Company, nor Davis Selected Advisers, L.P., nor Davis Distributors, LLC, nor the Davis Funds nor any of their officers or employees, will be liable for any loss, liability, cost or expense for acting upon such instructions.


-------------------------------------------------------------------------------
   Signature of Shareholder                   Signature of Co-Shareholder



-------------------------------------------------------------------------------
    Name of Commercial Bank                   (Title of Account at Bank)



-------------------------------------------------------------------------------
           (Street)                            (Account Number at Bank)



-------------------------------------------------------------------------------
(City)         (State)        (Zip)            (ABA/Transit Routing Number)

                               TABLE OF CONTENTS


                                                                          PAGE

Summary...................................................................   2
Investment Objectives and Policies........................................   4
Other Investment Policies.................................................   7
Adviser, Sub-Advisers and Distributor.....................................   9
Distribution Plans........................................................   9
Purchase of Shares........................................................  11
Telephone Privilege.......................................................  15
Exchange of Shares........................................................  15
Redemption of Shares......................................................  16
Determining the Price of Shares...........................................  18
Dividends and Distributions...............................................  19
Federal Income Taxes......................................................  19
Fund Shares...............................................................  20
Performance Data..........................................................  20
Appendix - Quality Ratings Of  Debt Securities............................  21
Shareholder Inquiries.....................................................  21

                                   FORM N-1A
                           DAVIS GROWTH & INCOME FUND
                           AN AUTHORIZED PORTFOLIO OF
                       DAVIS NEW YORK VENTURE FUND, INC.
                                 CLASS Y SHARES
                          DAVIS GROWTH AND INCOME FUND

         POST-EFFECTIVE AMENDMENT NO. 56 TO REGISTRATION STATEMENT NO. 2-29858 UNDER THE SECURITIES ACT OF 1933 AND AMENDMENT NO. 31 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-1701.

                             CROSS REFERENCE SHEET
                             ---------------------

   N-1A
   ITEM NO.      PART A CAPTION OR PLACEMENT
   -------       ---------------------------
       1         Front Cover
       2         Summary
       3         Financial Highlights (NOT APPLICABLE)
       4         Summary; Investment Objective and Policies
       5         Adviser, Sub-Adviser and Distributor; Distribution Plans; Purchase of
                       Shares; Summary; Investment Objective and Policies
       5A        Management's Discussion of Fund Performance (NOT APPLICABLE)
       6         Summary; Shareholder Inquiries; Purchase of Shares; Dividends and
                      Distributions; Exchange of Shares; Federal Income Taxes; Fund
                      Shares
       7         Purchase of Shares; Adviser, Sub-Adviser and Distributor; Exchange
                      of Shares;  Determining the Price of Shares; Dividends and
                      Distributions; Distribution Plan
       8         Redemption of Shares; Exchange of Shares
       9         (Not Applicable)

                 PART B CAPTION OR PLACEMENT

      10         Cover Page
      11         Table of Contents
      12         (Not Applicable)
      13         Investment Restrictions; Hedging of Foreign Currency Risks;
                      Repurchase Agreements; Portfolio Transactions
      14         Directors and Officers; Investment Advisory Services
      15         Certain Shareholders of the Fund
      16         Investment Advisory Services; Directors and Officers; Custodian; Auditors;
                 Determining the Price of Shares; Distribution of Fund Shares
      17         Portfolio Transactions
      18         *
      19         Determining  the  Price  of  Shares;  Reduction  of  Class A Sales  Charge;  Special
                 Distribution Arrangements
      20         *
      21         *
      22         Performance Data
      23         Financial Statements (NOT APPLICABLE)

   --------------------

   * INCLUDED IN PROSPECTUS

PROSPECTUS                                                          MAY 1, 1998
CLASS Y SHARES


                           DAVIS GROWTH & INCOME FUND
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                                1-800-279-0279





         MINIMUM INVESTMENT                                 PLANS AVAILABLE
         Initial Purchase $5,000,000                       Exchange Privilege
         Wrap Fee Program Minimum
           Investment subject to
           Sponsor's Minimums



         DAVIS GROWTH & INCOME FUND (THE "FUND") SEEKS BOTH CAPITAL GROWTH AND INCOME. It invests primarily in equity securities including common stock, preferred stock, and securities convertible into common stock.

         The Fund offers four classes of shares, Class A, B, C and Y, each having different expense levels and sales charges. This Prospectus provides information regarding the Class Y shares offered by the Fund. Class Y shares are offered only to certain qualified purchasers, as described in this Prospectus. Class A, Class B and Class C shares are offered under a separate prospectus.

         This Prospectus concisely sets forth information about the Class Y shares of the Fund that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Fund may be obtained without charge by writing to or calling the Fund at the above address or telephone number.




SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

         FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Class Y shares of the Fund will bear directly or indirectly. You can refer to "Adviser, Sub-Advisers and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Fund.

Shareholder Transaction Expenses                                                              Class Y
--------------------------------                                                              -------
Maximum sales load imposed on purchases.................................................       None
Maximum sales load imposed on reinvested dividends......................................       None
Deferred sales load (a declining percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)
       Redeemed during first year.......................................................       None
       Redeemed during second or third year.............................................       None
       Redeemed during fourth or fifth year.............................................       None
       Redeemed during sixth year.......................................................       None
       Redeemed after sixth year........................................................       None
   Exchange Fee.........................................................................       None

Annual Fund operating expenses (as a percentage of average net assets)
----------------------------------------------------------------------
         Management fees..........................................................             0.75%
         12b-1 fees...............................................................             0.00%
         Other expenses*..........................................................             0.xx%
                                                                                               -----
                  Total Fund operating expenses...................................             0.xx%

Example*:

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                  1 year            3 years          5 years          10 years
                                                  ------            -------          -------          --------
Class Y..........................................   $xx              $xx              $xx              $xxx

         THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUND, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

* "OTHER EXPENSES" IN ANNUAL FUND OPERATING EXPENSES, AND THE EXPENSES YOU WOULD PAY IN THE EXAMPLE ARE BASED UPON ESTIMATED ANNUAL AVERAGE NET ASSETS OF $50 MILLION. THE FUND'S ACTUAL AVERAGE NET ASSETS MAY BE EITHER HIGHER OR LOWER; RESULTING IN ACTUAL EXPENSES WHICH MAY BE EITHER GREATER OR LESS THAN THOSE ESTIMATED.

         THE COMPANY AND THE FUND. Davis New York Venture Fund, Inc. (the "Company") is an open-end, diversified, management investment company incorporated in Maryland in 1968 and registered under the Investment Company Act of 1940.

         The Company currently offers two investment portfolios, the Davis Growth & Income Fund (the "Fund") described in this prospectus and the Davis New York Venture Fund, described in a separate prospectus. The Fund offers four classes of shares. Class A, Class B and Class C shares are sold through a separate prospectus. Class Y shares are offered through this Prospectus to (i) trust companies, bank trusts, endowments, pension plans or foundations ("Institutions") acting on behalf of their own account or one or more clients for which such Institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time; (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 ("Government Entities"); and (iii) any investor with an account established under a "wrap account" or other fee based program, sponsored and maintained by a registered broker-dealer approved by the Distributor ("Wrap Program Investors").

         INVESTMENT OBJECTIVES. The Fund's investment objective is to seek both capital growth and income. The Fund invests primarily in equity securities, and during normal market conditions will invest the majority of its assets in equity securities including common stock, preferred stock, and securities convertible into common stock. Equity securities are subject to the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. To increase current income or to diversify its portfolio the Fund may also invest in bonds and other debt securities, including high yield, high risk bonds, and may also invest in foreign securities. The Fund may attempt to reduce market and currency fluctuation risks by engaging in related hedging transactions. These transactions involve risk considerations. There is no assurance that the investment objectives of the Fund will be achieved. See "Investment Objectives and Policies".

         INVESTMENT ADVISER, SUB-ADVISER AND DISTRIBUTOR. Davis Selected Advisers, L.P., (the "Adviser") is the investment adviser for the Fund. Davis Selected Advisers, NY, Inc., a wholly owned subsidiary of the Adviser, performs certain research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. Davis Distributors, LLC (the "Distributor") serves as the principal underwriter for the Fund. For more information, see "Adviser, Sub-Adviser and Distributor".

         PURCHASES, EXCHANGES AND REDEMPTIONS. Class Y shares are sold at net asset value without a sales charge. The initial minimum investment for Institutions and Government Entities is $5,000,000. The initial minimum investment for Wrap Program Investors is set by the sponsor of the program. Shares may be exchanged under certain circumstances at net asset value for the same class of shares of certain other funds managed and distributed by the Adviser. See "Purchase of Shares," "Exchange of Shares" and "Redemption of Shares".

         Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund. There is no charge for this service.

         SHAREHOLDER SERVICES. Questions regarding the Fund or your account may be directed to Davis Distributors, LLC at 1-800-279-0279 or to your sales representative. Written inquiries may be directed to State Street Bank & Trust Co., c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. During drastic market conditions, the Distributor may experience difficulty accepting telephone redemptions or exchanges. If you are unable to contact the Distributor at the above telephone number, you should call 1-505-820-3000 Monday through Friday between 8:00 a.m. and 4:00 p.m. Mountain Time.

                       INVESTMENT OBJECTIVES AND POLICIES

         GENERAL. The Fund's investment objective is to seek both capital growth and income. There is no assurance that such objectives will be achieved. The Fund invests primarily in equity securities, and during normal market conditions will invest the majority of its assets in equity securities including common stock, preferred stock, and securities convertible into common stock. To increase current income or to diversify its portfolio, the Fund may also invest in bonds and other debt securities, including high yield, high-risk bonds, and may also invest in foreign securities. The Fund may attempt to reduce market and currency fluctuation risks by engaging in related hedging transactions. These transactions involve risk considerations. There is no assurance that the investment objectives of the Fund will be achieved.

         An investment in the Fund may not constitute a complete investment program and may not be appropriate for all investors or for short-term investing.

         EQUITY SECURITIES. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks, real estate securities including REITs (see "Real Estate Securities and REITs") and securities with equity conversion or purchase rights (see "Convertible Securities"). The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Fund's results will be related to the overall market for these securities. There is no limit on the percentage of its assets, which the Fund may invest in equity securities.

         While predominately investing in equity securities of companies with market capitalizations of at least $250 million, the Fund may also invest in issues with smaller capitalizations. Special risks associated with investing in small cap issuers relative to larger cap issuers include high volatility of valuations and less liquidity. Investments will consist of issues which the Adviser or Sub-Adviser believes have the potential to provide capital growth or income or both.

         Risks. Because the Fund invests primarily in equity securities during normal market conditions, the value of its portfolio will fluctuate in response to stock market movements.

         REAL ESTATE SECURITIES AND REITS Real estate securities and REITs are a sub-category of equity securities. Real estate securities are issued by companies which have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. The Fund does not invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         Risks. Real estate securities and REITs are subject to risks associated with the direct ownership of real estate. The Fund could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

         Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from registration under the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment grade by rating services. Such securities may be subject to the risks or high yield, high-risk securities discussed below.

         CONVERTIBLE SECURITIES. Convertible securities are a sub-category of equity securities. Generally, convertible securities are bonds, debentures, notes, preferred stocks, warrants or other securities that convert or are exchangeable into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a time certain, or upon the occurrence of certain events, or have a combination of these characteristics. Usually a convertible security provides a long-term call on the issuer's common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security may also be subject to redemption by the issuer after a date certain and under certain circumstances (including a specified price) established on issue. If a convertible security held by the Fund is called for redemption, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it.

         Risks. Convertible bonds, debentures, and notes are varieties of debt securities, and as such are subject to many of the same risks, including interest rate sensitivity, changes in debt rating, and credit risk. In addition, convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer's non-convertible debt obligations. Thus, convertible securities are subject to many of the same risks as high yield, high-risk securities. A more complete discussion of these risks is provided below in the sections entitled "Bonds and Other Debt Securities" and "High Yield, High Risk Securities".

         Due to its conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. A convertible security will normally also provide a higher yield than the underlying common stock (but generally lower than comparable non-convertible securities). Due to their higher yield, convertible securities generally sell above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because the yield acts as a price support. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase but will generally not increase to the same extent as the underlying common stocks.

         BONDS AND OTHER DEBT SECURITIES. Bonds and other debt securities may be purchased by the Fund to increase current income or to diversify the investment portfolio. The U.S. government, corporations and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount form their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa. While there is no limit on the percentage of its assets which the Fund may invest in bonds and other debt securities, the Fund invests primarily in equity securities under normal market conditions.

         Risks. Bonds and other debt securities are generally considered to be interest rate sensitive. The market value of the Fund's investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Fund generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

         HIGH YIELD, HIGH RISK DEBT SECURITIES. The real estate securities, convertible securities, bonds, and other debt securities which the Fund may invest in may include high yield, high risk debt securities rated BBB or lower by Standard & Poor's Corporation ("S&P") or Baa or lower by Moody's Investor Services ("Moody's") or unrated securities. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D rated securities of issuers in default. Ratings assigned by credit agencies do not evaluate market risks. The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers. A brief description of the quality ratings of these two services is contained in the Appendix. The Fund will not purchase securities rated BB or Ba or lower if such purchase would then cause 35% or more of the Fund's net assets to be invested in such securities.

         Risks. While likely to have some quality and protective characteristics, high yield, high-risk debt securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield, high risk debt securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of non-payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Fund to dispose of particular issues and may cause the Fund to incur special securities registration responsibilities, liabilities and costs and liquidity and valuation difficulties. Unexpected net redemptions may force the Fund to sell high yield; high-risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet taxable distribution requirements. See the Statement of Additional Information for more detailed information on high yield, high-risk debt securities.

         FOREIGN INVESTMENTS. The Fund may invest in securities of foreign issuers or securities which are principally traded in foreign markets ("foreign securities"). Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S. registered investment companies investing primarily in foreign securities. When the Fund is invested in foreign securities, the operating expenses of the Fund are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the, custodial and certain other expenses are expected to be higher.

         Risks. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant indicators. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

                           OTHER INVESTMENT POLICIES

         TEMPORARY DEFENSIVE INVESTMENTS. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the Fund may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements.

         CURRENCY HEDGING. To attempt to reduce exposure to currency fluctuations, the Fund may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Fund and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the Fund will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of its total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Fund could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. When taking a position in an anticipatory hedge (when the Fund purchases a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), the Fund is required to set aside cash or high-grade liquid securities to fully secure the obligation.

         RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities, which are subject to contractual restrictions on resale. The Fund's policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Fund's net assets would then be illiquid.

         The restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or Sub-Adviser, under criteria established by the Fund's Board of Directors, will consider whether Rule 144A securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days. A repurchase agreement, as referred to herein, involves a sale of securities to the Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing its rights.

         BORROWING. The Fund may not borrow money, except from banks as a temporary measure in amounts not exceeding 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions. The Fund will not purchase portfolio securities on margin and will not purchase additional portfolio securities while borrowings exceed 5% of the total assets of the Fund.

         LENDING PORTFOLIO SECURITIES. The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund will not lend portfolio securities unless the loan is secured by collateral. The Fund may not lend securities with an aggregate market value of more than one-half of the Fund's total assets.

         WRITING COVERED OPTIONS. For income purposes, the Fund may write covered call options on its portfolio securities. The Fund may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires. The Fund does not currently intend to engage in any such transaction if it would cause more than 10% of total assets to be subject to options.

         PORTFOLIO TRANSACTIONS. The Adviser and Sub-Adviser are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. It is the Fund's policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services and placement of orders by securities firms for Fund shares may be taken into account as a factor in placement of portfolio transactions. In seeking the Fund's investment objectives, the Fund may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that the growth potential of a security no longer exists, considers that other securities have more growth potential, or otherwise believes that such trading is advisable. Because of the Fund's investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. The Adviser and Sub-Adviser are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The Fund anticipates that, during normal market conditions, its annual portfolio turnover rate will be less than 100%.

         FUNDAMENTAL POLICIES. The Fund has adopted certain investment restrictions set forth in the Statement of Additional Information. These restrictions are fundamental policies and may not be changed unless authorized by a vote of the shareholders. All other policies are non-fundamental and may be changed without shareholder approval. Any percentage restrictions set forth in the prospectus or in the Statement of Additional Information apply as of the time of investment without regard to later increases or decreases in the values of securities or total net assets.

                      ADVISER, SUB-ADVISER AND DISTRIBUTOR

         Subject to the direction and supervision of the Fund's Board of Directors, the Fund's affairs are managed by Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is the controlling shareholder of the general partner. The Adviser manages the Fund's investment and business operations. Davis Distributors, LLC (the "Distributor"), a subsidiary of the Adviser serves as the distributor or principal underwriter of the Fund's shares. Davis Selected Advisers-NY, Inc., ("DSA-NY") a wholly owned subsidiary of the Adviser, performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Adviser also acts as investment adviser for the Davis New York Venture Fund, Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc. (collectively with the Fund, the "Davis Funds"), Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust (collectively, the "Selected Funds"). The Distributor acts as the principal underwriter for the Davis and Selected Funds.

         The Fund pays the Adviser a fee at the annual rate based on average net assets, as follows: 0.75% on the first $250 million; 0.65% on the next $250 million; 0.55% on net assets over $500 million. This fee is higher than that of most other mutual funds but is not necessarily higher than that paid by funds with similar investment objectives. The Fund also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws. Under the Sub-Advisory Agreement with DSA-NY, the Adviser pays all of DSA-NY's direct and indirect costs of operation. All the fees paid to DSA-NY are paid by the Adviser and not the Fund.

         Christopher C. Davis and Andrew A. Davis are the co-portfolio managers for the Fund and other equity funds managed by the Adviser.

         Christopher C. Davis was co-portfolio manager of the Davis New York Venture Fund, with Shelby M.C. Davis, from October 1, 1995 until February 19, 1997 when he assumed full responsibility for the fund. Prior to his responsibilities as co-portfolio manager, Christopher C. Davis worked closely with Shelby M.C. Davis as an assistant portfolio manager and research analyst beginning in September, 1989.

         Andrew A. Davis is the primary portfolio manager of the Davis Convertible Securities Fund and the Davis Real Estate Fund. He was the co-portfolio manager of these funds with Shelby M.C. Davis from their inception until December 1, 1994 when he assumed the duties of sole portfolio manager. Until February 1993, he was the Vice President and head of convertible research at Paine Webber, Incorporated.

         Shelby M.C. Davis is Chief Investment Officer of the Adviser. As Chief Investment Officer, he is active in providing investment themes, strategies and individual stock selections to the Fund. He is an officer of all investment companies managed by the Adviser.

         Davis Distributors, LLC, in its capacity as distributor, is reimbursed by the Fund for some of its distribution expenses through Distribution Plans which have been adopted with respect to the Class A, Class B and Class C shares and approved by the Fund's Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. See "Distribution Plans" below for more details.

                               PURCHASE OF SHARES

         GENERAL. Class Y shares are offered through this Prospectus to (i) trust companies, bank trusts, endowments, pension plans or foundations ("Institutions") acting on behalf of their own account or one or more clients for which such Institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time; (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 ("Government Entities"); and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Fund's Distributor ("Wrap Program Investors"). Wrap Program Investors may only purchase Class Y shares through the sponsors of such programs who have entered into agreements with Davis Selected Advisers, L.P.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Fund at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Fund's Rule 12b-1 Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under the Plan. If the sponsor has selected Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders.

         PURCHASE BY BANK WIRE. Shares may be purchased at any time by wiring federal funds directly to State Street. Prior to an initial investment by wire, the institutional shareholder or wrap program sponsor should telephone Davis Distributors, LLC at 1-800-279-0279 to advise them of the investment and class of shares and to obtain an account number and instructions. To assure proper credit, the wire instructions should be made as follows:

                    State Street Bank and Trust Company,
                    Boston,  MA 02210
                    Attn.: Mutual Fund Services
                    DAVIS GROWH & INCOME FUND
                    Shareholder Name,
                    Shareholder Account Number,
                    Federal Routing Number 011000028,
                    DDA Number 9904-606-2

         You may make additional investments by wire or you may simply mail a check payable to "The Davis Funds" to State Street Bank and Trust Company," c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. The check should be accompanied by a form, which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in shares of the Fund. If you know your account number, you should also give it to State Street.

         The Fund does not issue certificates for Class Y shares. Each time you add to or withdraw from your account, you will receive a statement showing the details of the transaction and any other transactions you had during the current year.

                              TELEPHONE PRIVILEGE

         Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU AGREE THAT THE FUND SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Fund may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may have difficulty in accepting telephone requests in which case you should contact us by mail. See "Exchange of Shares - By Telephone", "Redemption of Shares - By Telephone" and "Redemption of Shares - Expedited Redemption Privilege".

                               EXCHANGE OF SHARES

         GENERAL. You may exchange Class Y shares of the Fund for Class Y shares of the other Davis Funds. The Davis Funds offer a variety of investment objectives that includes common stock funds, tax-exempt and corporate bond funds, and a money market fund. However, the Fund is intended as a long-term investment and is not intended for short-term trades. The net asset value of the initial shares being acquired must be at least $5,000,000 for Institutions and Government Entities or minimums set by wrap program sponsors. Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund.

         Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. Call the Distributor for information and a prospectus for any of the other Davis Funds registered in your state. Read the prospectus carefully. If you decide to exchange your shares, send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares". A signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required. See "Redemption of Shares". Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Davis Funds may take up to seven days. For federal income tax purposes, exchanges are treated as a sale and purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

         The number of times a shareholder may exchange shares among the Davis Funds within a specified period of time may be limited at the discretion of the Distributor. Currently, more than four exchanges out of a fund during a twelve month period are not permitted without the prior written approval of the Distributor. The Fund reserves the right to terminate or amend the exchange privilege at any time upon such notice as is required by applicable regulatory authorities (currently 60 days).

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the note under "Telephone Privilege" which is also applicable to exchanges.

                              REDEMPTION OF SHARES

         GENERAL. You can redeem, or sell back to the Fund, all or part of your shares at any time. You can do this by sending a written request to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all of them must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         For the protection of all shareholders, the Fund also requires that signatures appearing on a share certificate, stock power or redemption request where the proceeds would be more than $50,000 must be guaranteed by a bank, credit union, savings association, securities exchange, broker, dealer or other guarantor institution. A signature guarantee is also required in the event that any modification to the Company's application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trusts or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures or if such guarantor is not a member or participant of a signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days. All notifications of address changes must be in writing.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date). You can avoid any such redemption delay by paying for your shares with a certified or cashier's check or by bank wire or federal funds.

         Redemptions are ordinarily paid to you in cash. However, the Fund's Board of Directors is authorized to decide that conditions exist making cash payments undesirable, although the Board has never reached such a decision. If the Board should decide to make payment in other than cash, redemptions could be paid in securities, valued at the value used in computing the Fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. We must, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value, whichever is smaller, during any 90-day period for any one shareholder.

         Your shares may also be redeemed through participating brokers or dealers. The Distributor may repurchase shares from your dealer, if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place any repurchase request by telephone or wire. Any broker may charge you a service fee or commission. No charge is payable if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

                        DETERMINING THE PRICE OF SHARES

         The net asset value per share is determined daily by dividing the total value of investments and other assets, less any liabilities, by the number of total outstanding shares. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (Pricing services generally take into account institutional size trading in similar groups of securities). Securities not priced in this manner will be priced at the last published sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and asked prices provided by investment dealers. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors. Short-term securities maturing in 60 days or less will be valued at amortized cost (unless the Board of Directors determines that amortized cost would not represent a fair value). If there is a material difference in the market value and amortized cost value of short-term securities, market value will be used. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

         The price per share for purchases or redemptions made directly through State Street normally is such value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

                          DIVIDENDS AND DISTRIBUTIONS

         There are two sources for the payments made to you by the Fund. The first is net investment income (usually referred to as "dividends") and the second source is realized capital gains. Dividends are usually paid in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

         Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends and short-term capital gain distributions paid in cash and long-term capital gain distributions reinvested. The reinvestment of dividends and distributions is made at net asset value on the dividend payment date. Upon receipt of the second dividend check which has been returned to State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                              FEDERAL INCOME TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effects of federal, state and local tax laws on an investment in the Fund.

         The Fund intends to qualify, as it has since its inception, as a regulated investment company under the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income tax to the extent its earnings are distributed. If for any calendar year the required distribution of the Fund exceeds the amount distributed, an excise tax equal to 4% of the excess will be imposed on the Fund. The Fund intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared.

         A gain or loss for tax purposes may be realized on the redemption of shares. If a shareholder realizes a loss on the sale or exchange of any shares held for six months or less and during such period the shareholder received any exempt-interest dividends, then such loss is disallowed to the extent of the amount of the exempt-interest dividends. If a shareholder realizes a loss on the sale or exchange of any shares held for six months or less and during such period the shareholder received any capital gains dividends, then such loss (to the extent it is allowed) is treated as a long-term capital loss to the extent of such capital gain dividends. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared.

         The Fund may not be an appropriate investment vehicle for entities which are "substantial users" (or "related persons" thereto) of facilities financed by "industrial development bonds" as such terms are defined in the Internal Revenue Code. Such entities (or persons) should consult their own tax advisers before investing.

                                  FUND SHARES

         Shares issued by the Fund are currently divided into four classes, Class A, Class B, Class C and Class Y shares. Due to the differing expenses of the classes, dividends of Class B and Class C shares are likely to be lower than for Class A shares, and are likely to be higher for Class Y shares than for any other class of shares. For more information regarding the Class A, Class B and Class C shares, please call 1-800-279-0279 to request a prospectus for those shares.

         The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of the Fund represents an interest in the assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote irrespective of the class or subclass thereof, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Fund can elect all of the directors of the Fund.

         In accordance with Maryland law and the Fund's By-laws, the Fund does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders holding at least 10% of the outstanding shares of the Fund.

         MAJOR SHAREHOLDERS. Shelby Cullom Davis & Co., which may be deemed to be an affiliate of the Adviser, may be deemed to control the Company due to its beneficial ownership of more than 25% of the Company's outstanding shares.

                                PERFORMANCE DATA

         From time to time, the Fund may advertise information regarding its performance. Such information may consist of its "yield," "distribution rate," "average annual total return," and "total return" and will be calculated separately for each class. These performance figures are based upon historical results and are not intended to indicate future performance.

         "Yield" is computed by dividing the net investment income per share (as defined in applicable regulations of the Securities and Exchange Commission) during a specified 30-day period by the maximum offering price per share on the last day of such period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one-year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

         "Distribution rate" is determined by dividing the income dividends per share for a stated period by the net asset value per share on the last day of such period. Distribution rates published are measures of the level of income dividends distributed during a specified period. Thus, such rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

         "Average annual total return" refers to the Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

         "Total return" refers to the Fund's compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. Total return is not annualized. In the event the Fund advertises its total return or average annual total return, the stated periods will be one, five and ten years, and may also include longer or shorter periods, including the life of the Fund. The computation of total and average annual total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         The Fund may also quote average annual total return on net asset value. Such data will be calculated substantially as described above except that sales charges will not be deducted.

         In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Fund may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services and the Fund may use evaluations published by nationally recognized independent ranking services and publications.

         Because the Fund is new it has not yet published an Annual or Semi-Annual Report. Shareholders will be provided with copies of these reports without charge when they become available.

                             SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to Davis Distributors, LLC, by writing to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406 or by calling 1-800-279-0279. Davis Direct Access is the Davis Funds' automated telephone system that enables shareholders to perform a number of account transactions automatically by using a touch-tone phone. Shareholders may obtain Fund and account specific information and make purchases, exchanges and redemptions.

                                    APPENDIX
                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade-obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA - Debt rated 'AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1 (superior capacity), Prime-2 (strong capacity) and Prime-3 (acceptable capacity). In assigning ratings to an issuer which represents that its commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

The S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from 'A' for the highest quality to 'D' for the lowest. Issues assigned an 'A' rating are regarded as having the greatest capacity for timely payment. Within the 'A' category, the numbers 1, 2 and 3 indicate relative degrees of safety. The addition of a plus sign to the category A-1 denotes that the issue is determined to possess overwhelming safety characteristics.

                               TABLE OF CONTENTS


                                                                           PAGE

Summary....................................................................   3
Investment Objectives and Policies.........................................   6
Other Investment Policies..................................................   8
Adviser, Sub-Advisers and Distributor......................................   9
Purchase of Shares.........................................................  10
Telephone Privilege........................................................  10
Exchange of Shares.........................................................  11
Redemption of Shares.......................................................  11
Determining the Price of Shares............................................  12
Dividends and Distributions................................................  12
Federal Income Taxes.......................................................  13
Fund Shares................................................................  13
Performance Data...........................................................  14
Shareholder Inquiries......................................................  15
Appendix - Quality Ratings of Debt Securities..............................  15

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1998
                           DAVIS GROWTH & INCOME FUND
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279

                               TABLE OF CONTENTS
         TOPIC                                                             PAGE

         Investment Restrictions.........................................    2
         High Yield, High-Risk Debt Securities...........................    3
         Federal Tax Aspects Of Certain Mortgage REITs...................    4
         Writing Covered Call Options....................................    5
         Hedging of Foreign Currency Risks...............................    5
         Repurchase Agreements...........................................    6
         Portfolio Transactions..........................................    7
         Directors and Officers..........................................    7
         Directors Compensation Schedule.................................    9
         Certain Shareholders of the Fund................................   10
         Investment Advisory Services....................................   10
         Custodian.......................................................   11
         Auditors........................................................   11
         Determining the Price of Shares.................................   11
         Reduction of Class A Sales Charge...............................   11
         Special Distribution Arrangements...............................   13
         Distribution of Fund Shares.....................................   14
         Performance Data................................................   14


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A, CLASS B AND CLASS C PROSPECTUS DATED MAY 1, 1998 AND THE CLASS Y PROSPECTUS DATED MAY 1, 1998. THE PROSPECTUSES MAY BE OBTAINED FROM THE FUND.

                            INVESTMENT RESTRICTIONS

         The investment restrictions set forth below may not be changed without the approval of the holders of the lesser of (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented or (ii) more than 50% of the eligible votes. All other investment restrictions or policies are non-fundamental and may be changed without a vote of shareholders. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

1. Senior Securities. The Fund may not issue senior securities nor sell short more than 5% of its total assets. This limitation does not apply to selling short against the box.

2. Borrowing. The Fund may not borrow money, except from banks as a temporary measure in amounts not exceeding 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions. The Fund will not purchase securities on margin and will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

3. Underwriting. The Fund does not engage in the underwriting of securities; however, the Fund may technically be considered an "underwriter" if it sells restricted securities.

4. Real Estate. The Fund may not purchase real estate or real estate mortgages as such, but may purchase the liquid securities of companies, including real estate investment trusts, holding real estate or interests (including mortgage interests) therein.

5. Commodities, Futures Contracts, and Options. The Fund may not purchase or sell futures contracts, forward contracts, options, and other derivative investments except for the sole purpose of hedging the portfolio against market, currency, interest rate, and other risks. Hedging transactions include, but are not limited to, writing covered calls, purchasing protective puts, selling futures to hedge existing positions, and buying futures in anticipation of purchasing the underlying securities. This prohibition does not limit the Fund's ability to purchase warrants, or adjustable rate debt obligations.

6. Lending. The Fund may not lend money, except that it may buy debt securities customarily acquired by institutional investors. These debt securities may comprise all or a portion of an issue of "restricted" debt securities. The Fund may also buy debt securities which have been sold to the public and may enter into repurchase agreements. The Fund may lend its portfolio securities subject to having 100% collateral in cash, U.S. Government Securities, or other liquid securities. The Fund will not lend securities if such a loan would cause more than 33 1/3% of the total value of its assets (including collateral received) to then be subject to such loans.

7. Diversification. With respect to 75% of its total assets the Fund will not: (a) make an investment that will cause more than 5% of the value of its total assets to be invested in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

8. Concentration. The Fund does not concentrate its investments in any one industry and may not buy the securities of companies in any one industry if more than 25% of the value of the Fund's total assets would then be invested in companies in that industry. (U.S. Government Securities are not included in this limitation.)

         NON-FUNDAMENTAL POLICIES. In addition to the foregoing restrictions, the Fund is subject to certain other non-fundamental policies, which may be changed without shareholder approval including the following:

1. Illiquid Securities. The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

2. Pledging Assets. The Fund may not pledge or hypothecate any of its assets, except in connection with permitted borrowing. This restriction does not apply to the use of margin deposits in connection with futures or options transactions.

3. High Yield, High Risk Securities. The Fund may not purchase securities rated BB or Ba or lower if such purchase would then cause 35% or more of the Fund's net assets to be invested in such securities.

4. Covered Calls. The Fund may not sell covered calls if, after giving effect to the sale, the market value of the Fund's portfolio securities subject to options would exceed 10% of the value of the Fund's total assets.

5. Warrants. The Fund may not purchase warrants if, after giving effect to the purchase, more than 5% of total assets would be invested in warrants.

                     HIGH YIELD, HIGH RISK DEBT SECURITIES

         As discussed in the prospectus, the real estate securities, convertible securities, bonds, and other debt securities which the Fund may invest in may include high yield, high risk debt securities rated BBB or lower by Standard & Poor's Corporation ("S&P") or Baa or lower by Moody's Investor Services ("Moody's") or unrated securities, commonly referred to as "junk bonds." These lower rated securities are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

         The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic and industry conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds and the high yield, high risk market may depress the prices for such securities. If the negative factors such as the aforementioned adversely impact the market value of high yield, high-risk securities, net asset value will be adversely affected.

         The high yield, high risk bond market comprised a small piece of the general bond market until the middle 1980's when issuance increased dramatically. Since that time, the high yield, high-risk bond market has experienced only one recessionary environment but never has been exposed to a significant increase in interest rates. During the economic downturn that was experienced, prices of high yield, high-risk bonds declined and defaults rose. Future economic downturns and/or significant increases in interest rates are likely to have a negative effect on the high yield, high risk bond market and consequently on the value of these bonds, as well as increase the incidence of defaults on such bonds.

         High yield, high-risk bonds may be issued in a variety of circumstances. Some of the more common circumstances are issuance by corporations in the growth stage of their development, in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding, high-risk bonds often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the bonds of such issuers generally is greater than is the case with higher rated bonds. For example, during an economic downturn or recession, highly leveraged issuers of high yield, high-risk bonds may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yielding bonds because such bonds are generally unsecured and are often subordinated to other creditors of the issuer. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security. If the Fund experiences unexpectedly large net redemptions, it may be forced to sell high yield, high-risk bonds out of the portfolio without regard to the investment merits of such sales. This could decrease the Fund's net assets. Since some of the Fund's expenses are fixed, this could also reduce the Fund's rate of return.

         The Funds may have difficulty disposing of certain high yield, high risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield, high-risk bonds, the Fund anticipates that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues and may also make it more difficult to obtain accurate market quotations or valuations for purposes of valuing the Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high yield, high risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that the Fund purchases illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

         Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when investment rates are declining, the Fund will be likely to replace such bonds with lower yielding bonds resulting in a decreased return. Zero coupon, pay-in-kind and deferred interest bonds involve additional special considerations. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Pay-in-kind bonds pay interest in the form of other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds which pay interest in cash throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold. There is no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, the Fund may obtain no return at all on its investment. To the extent that the Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to distribute such income to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet its taxable distribution requirements under circumstances that could be adverse.

         Federal tax legislation limits the tax advantages of issuing certain high yield, high-risk bonds. This could have a materially adverse effect on the market for high yield, high risk bonds.

                 FEDERAL TAX ASPECTS OF CERTAIN MORTGAGE REITS

         The Fund may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to Federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

                          WRITING COVERED CALL OPTIONS

         The Fund may write covered call options on a portion of its portfolio securities and purchase call options in closing transactions. The investment restrictions provide that such an option may not be written if thereafter the market value of the Fund's portfolio securities subject to options would exceed 10% of the value of the Fund's total assets. The Fund will only write options on securities in its portfolios.

         A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised.

         The obligation is terminated upon exercise of the call option, its expiration or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve payment of a brokerage commission. During the remaining term of the option, if the Fund cannot enter into a closing purchase transaction, the Fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security and if the security is declining in price the Fund would continue to experience such decline.

                       HEDGING OF FOREIGN CURRENCY RISKS

         The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the Fund a position in a negotiated, currently non-regulated market. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, for example, when the Adviser or Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the Fund may, in the alternative, enter into a forward contract in respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser or Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.

         The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the Fund would utilize options traded on exchanges where the options are standardized.

         The Fund may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Fund will be traded on U.S. or foreign exchanges or over-the-counter.

         The Fund may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. These strategies will be used for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into a currency hedging position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if so required, will set aside cash and high-grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

         The Fund's ability to dispose of its positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Fund over-the-counter, it might not be possible to effect a closing transaction in the option ( i.e., dispose of the option) with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies covering an option written by the Fund until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. The Fund's ability to engage in currency hedging transactions may be limited by tax considerations.

         The Fund's transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the Fund as ordinary or capital and the timing and amount of any income or loss to the Fund. This, in turn, could affect the character, timing and amount of distributions by the Fund to shareholders. The Fund may be limited in its foreign currency transactions by tax considerations.

                             REPURCHASE AGREEMENTS

         A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or securities dealer which the Adviser or Sub-Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities, which are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto, (b) possible loss of all or a part of the income during this period and (c) expenses of enforcing its rights.

         The Fund will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement maturing in more than seven days if it would cause more than 15% of the value of its total assets to be invested in such transactions. Repurchase agreements maturing in less than seven days are not deemed illiquid securities for the purpose of the Fund's 15% limitation on illiquid securities.

                             PORTFOLIO TRANSACTIONS

         Davis Selected Advisers, L.P. (the "Adviser") and Davis Selected Advisers-NY, Inc. (the "Sub-Adviser") make investment decisions and arrange for the placement of buy and sell orders and the execution of portfolio transactions for the Fund, subject to review by the Board of Directors. In this regard, the Adviser or Sub-Adviser will seek to obtain the most favorable price and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions, the Adviser or Sub-Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's or Sub-Adviser's staff. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Adviser or Sub-Adviser by or through brokers who effect portfolio transactions for the Fund may be used in servicing other accounts managed by the Adviser and likewise research services provided by brokers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Fund. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Fund may be taken into account as a factor in the placement of portfolio transactions.

         On occasions when the Adviser or Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser or Sub-Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect the Fund but the Fund deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

         The Adviser and Sub-Adviser believe that research from brokers and dealers is desirable, although not essential, in carrying out their functions, in that such outside research supplements the efforts of the Adviser and Sub-Adviser by corroborating data and enabling the Adviser and Sub-Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser and Sub-Adviser research, at their own expense, each security included in, or being considered for inclusion in, the Fund's portfolio. As any particular research obtained by the Adviser or Sub-Adviser may be useful to the Fund, the Board of Directors or its Committee on brokerage, in considering the reasonableness of the commissions paid by the Fund, will not attempt to allocate, or require the Adviser to allocate, the relative costs or benefits of research.

                             DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Company are set forth below, together with their principal business affiliations and occupations for the last five years. The asterisk following the names of Christopher C. Davis, Andrew A. Davis and Jeremy H. Biggs indicates that they are considered to be "interested persons" of the Fund, as defined in the Investment Company Act. As indicated below, certain directors and officers of the Fund hold similar positions with the following funds that are managed by the Adviser: Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc.
(collectively the "Davis Funds").

WESLEY E. BASS, JR. (8/21/31), 710 Walden Road, Winnetka, IL 60093. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; President, Bass & Associates (a financial consulting firm); formerly, First Deputy City Treasurer, City of Chicago, and Executive Vice President, Chicago Title and Trust Company.

JEREMY H. BIGGS (8/16/35),* Two World Trade Center, 94th Floor, New York, NY 10048. Director and Chairman of the Company and each of the Davis Funds; Director of the Van Eck Funds; Consultant to the Adviser. Vice Chairman, Head of Equity Research Department, Chairman of the U.S. Investment Policy Committee and member of the International Investment Committee of Fiduciary Trust Company International.

MARC P. BLUM (9/9/42), 233 East Redwood Street, Baltimore, MD 21202. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chief Executive Officer, World Total Return Fund, L.P.; Member, Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Director, Mid-Atlantic Realty Trust.

EUGENE M. FEINBLATT (10/28/19), 233 East Redwood Street, Baltimore, MD 21202. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; of Counsel, Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys).

JERRY D. GEIST (5/23/34), 931 San Pedro Dr. S.E., Albuquerque, NM 87108. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, Santa Fe Center Enterprises; President and Chief Executive Officer, Howard Energy International Utilities; Director, CH2M-Hill, Inc.; Retired Chairman and President, Public Service Company of New Mexico.

D. JAMES GUZY (3/7/36), 508 Tasman Drive, Sunnyvale, CA 94089. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, PLX Technology, Inc. (a manufacturer of semi-conductor circuits); Director, Intel Corp. (a manufacturer semi-conductor circuits), Cirrus Logic Corp. (a manufacturer of semi-conductor circuits) and Alliance Technology Fund (a mutual fund).

G. BERNARD HAMILTON (3/18/37), Avanti Partners, P.O. Box 1119, Richmond, VA 23218. Director of the Company and each of the Davis Funds; Managing General Partner, Avanti Partners, L.P.

LEROY E. HOFFBERGER (6/8/25), The Exchange - Suite 215, 1112 Kenilworth Drive, Towson, MD 21204. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Chairman, Mid-Atlantic Realty Trust; Director and President, CPC, Inc. (a real estate company); Director and Vice President, Merchant Terminal Corporation; formerly, Director of Equitable Bancorporation, Equitable Bank and Maryland National Bank, and formerly, Director and President, O-W Fund, Inc. (a private investment fund).

LAURENCE W. LEVINE (4/9/31), c/o Bigham Englar Jones & Houston, 14 Wall Street, 21st, Floor, New York, NY 10005-2140. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Partner, Bigham, Englar, Jones and Houston (attorneys); United States Counsel to Aerolineas Argentina; Director, various private companies.

CHRISTIAN R. SONNE (5/6/30), P.O. Box 777, Tuxedo Park, NY 10987. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; General Partner of Tuxedo Park Associates (a land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (a private investment fund) until 1990; formerly, Vice President of Goldman Sachs & Company (investment banker).

SHELBY M.C. DAVIS (3/20/37), 4135 North Steers Head Road, Jackson Hole, WY 83001. President of the Company and each of the Davis Funds; President of Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Director, Chairman and Chief Executive Officer, Venture Advisers, Inc., Employee of Capital Ideas, Inc. (financial consulting firm); Consultant to Fiduciary Trust Company International; Director, Shelby Cullom Davis Financial Consultants, Inc.

ANDREW A. DAVIS (6/25/63),* 124 East Marcy Street, Santa Fe, NM 87501. Director and Vice President of the Company and each of the Davis Funds except Davis International Series, Inc. (for which he serves as Vice President); Director of Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Director and President, Venture Advisers, Inc.; formerly, Vice President and head of convertible security research, PaineWebber, Incorporated.

CHRISTOPHER C. DAVIS (7/13/65),* 609 5th Ave., New York, NY 1001770 Pine Street, 43rd Floor, New York, NY 10270-0108. Director and Vice President of the Company and each of the Davis Funds; Director of Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Director, Vice Chairman, Venture Advisers, Inc.

KENNETH C. EICH (8/14/53), 124 East Marcy Street, Santa Fe, NM 87501. Vice President of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Chief Operating Officer, Davis Selected Advisers, L.P. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

CAROLYN H. SPOLIDORO (11/19/52), 124 East Marcy Street, Santa Fe, NM 87501. Vice President of the Company and each of the Davis Funds; Vice President, Venture Advisers, Inc.

EILEEN R. STREET (3/11/62), 124 East Marcy Street, Santa Fe, NM 87501. Treasurer and Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Senior Vice President and Chief Financial Officer, Venture Advisers, Inc.

SHELDON R. STEIN (11/29/28), 30 North LaSalle Street, Suite 2900, Chicago, IL 60602, Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Partner D'Ancona & Pflaum, the Company's legal counsel.

ARTHUR DON (9/24/53), 30 North LaSalle Street, Suite 2900, Chicago, IL 60602, Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Partner D'Ancona & Pflaum, the Company's legal counsel.

         The Company does not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Company and is reimbursed by the Company for the costs of providing these services. See "Investment Advisory Services."

                        DIRECTORS' COMPENSATION SCHEDULE

During the fiscal year ended July 31, 1997, the compensation paid to the directors who are not considered to be interested persons of the Company was as follows:

                               AGGREGATE COMPANY               TOTAL
        NAME                     COMPENSATION*         COMPLEX COMPENSATION**
        ----                     ------------          ----------------------

Wesley E. Bass                     $8,125                    $26,875
Marc P. Blum                        7,950                     26,100
Eugene M. Feinblatt                 7,050                     23,200
Jerry D. Geist                      7,050                     23,050
D. James Guzy                       8,000                     26,250
G. Bernard Hamilton                 7,100                     24,700
LeRoy E. Hoffberger                 7,900                     26,050
Laurence W. Levine                  7,150                     23,550
Christian R. Sonne                  7,950                     26,100
Edwin R. Werner                     7,850                     25,700



* The Davis Growth & Income Fund did not make its initial public offer prior to the date of this SAI, thus the Fund did not pay any compensation to directors. The Davis New York Venture Fund was active prior to that date and the board of directors rendered services, and were compensated for those services.

** Complex compensation is the aggregate compensation paid, for services as a Director, by all mutual funds with the same investment adviser.

                        CERTAIN SHAREHOLDERS OF THE FUND

         As of the date of this SAI Shelby Cullom Davis & Co. (an affiliate of the Adviser) owned 100% of the Fund's outstanding shares.


                          INVESTMENT ADVISORY SERVICES

         Davis Selected Advisers, L.P. serves as investment adviser for the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") adopted in accordance with the requirements of the Investment Company Act of 1940. Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Board of Directors, provides management and investment advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as are requested by the Board of Directors. The Fund bears all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations and transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state securities laws.

         Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.

         For the Adviser's services, the Fund pays the Adviser a monthly fee at the annual rate based on average daily net assets, as follows: 0.75% on the first $250 million; 0.65% on the next $250 million; 0.55% on net assets over $500 million. Under the Sub-Advisory Agreement, the Adviser pays all of the Sub-Adviser's direct and indirect costs of operations. All the fees paid to the Sub-Adviser are paid by the Adviser and not the Fund.

         The Adviser may also be reimbursed costs for certain accounting and administrative services and for qualifying the Fund's shares for sale with state agencies.

         The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Fund which are discussed above under "Portfolio Transactions."

         In accordance with the provisions of the Investment Company Act, the Advisory Agreement will terminate automatically upon assignment and is subject to cancellation upon 60 days' written notice by the Board of Directors, the vote of the holders of a majority of the Fund's outstanding shares or the Adviser. The continuance of the Agreement must be approved at least annually by the Board of Directors or by the vote of holders of a majority of the outstanding shares of the Fund. In addition, any new agreement or the continuation of the existing agreement must be approved by a majority of directors who are not parties to the agreement or interested persons of any such party.

         The Adviser and Sub-Adviser have both adopted a Code of Ethics which regulates the personal securities transactions of their investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. Each Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the Adviser's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) which the Fund is considering buying or selling, or (iii) which the Fund purchased or sold within seven calendar days.

                                   CUSTODIAN

         The Custodian of the Fund's assets is State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. The Custodian maintains all of the instruments representing the investments of the Fund and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of officers or resolutions of the Board of Directors.

                                    AUDITORS

         The Fund's auditors are KPMG Peat Mawick, 707 17th St. Suite 2300, Denver, Colorado 80202. The audit includes examination of annual financial statements furnished to shareholders and filed with the Securities and Exchange Commission, consultation on financial accounting and reporting matters, and meeting with the Audit Committee of the Board of Directors. In addition, the auditors review federal and state income tax returns and related forms.

                        DETERMINING THE PRICE OF SHARES

         The Fund does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, President's Day, Good Friday, Martin luth4er King, Jr.' birthday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Fund will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Fund or its agents several hours after the time of the acceptance and pricing.


                       SPECIAL DISTRIBUTION ARRANGEMENTS

         Class B shares of the Davis Growth & Income Fund are made available to Retirement Plan Participants such as 401K or 403B Plans at NAV with the waiver of contingent deferred sales charge (CDSC) if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has less than $3 million in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Davis mutual funds convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion. The Fund may make similar exceptions for other financial institutions sponsoring or administering similar benefit plans.


         Under a program with Prudential Bache Securities, Inc. ("PruArray"), the Distributor will not advance a 1% commission at the time of purchase, no CDSC is assessed and the 12b-1 fee is paid directly to PruArray. Class C shares of the Davis Growth & Income Fund are made available to PruArray Retirement Plan Participants, such as 401(k) Plans, at NAV with the waiver of contingent deferred sales charge (CDSC).

                          DISTRIBUTION OF FUND SHARES

         Davis Distributors, LLC, ("the Distributor"), acts as principal underwriter of the Fund's shares on a continuing basis pursuant to a Distributing Agreement. Pursuant to the Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing and distribution of advertising and sales literature for use in offering the Fund's shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

         The Distributor may receive sales charges (which the Fund does not pay) on the sale of Class A shares of the Fund, for which it may pay concessions to dealers.

         In addition, the Fund has adopted distribution plans with respect to each class of its shares pursuant to Rule 12b-1 under the Investment Company Act (the "Distribution Plans"). Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Payments under the Class B and Class C Distribution Plans are limited to an annual rate of 1.00% of the average daily net asset value of each such class of shares.

         To the extent that any investment advisory fees paid by the Fund may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of shares of the Fund within the meaning of Rule 12b-1, the payments of such fees are authorized under the Plans.

         The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Fund's Independent Directors or a majority of the Fund's outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plans. The Distribution Plans may be amended provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Presently, Rule 12b-1 requires, among other procedures, that it be continued only if a majority of the Independent Directors approve continuation at least annually and that amendments materially increasing the amount to be spent for distribution be approved by the Independent Directors and the shareholders. As long as the Distribution Plans are in effect, the Fund must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

         KRC Investment Advisers, LLC ("KRC"), a registered investment adviser owned and managed by members of the immediate and extended family of LeRoy E. Hoffberger, a Director of the Company, has entered into a service agreement (the "Services Agreement") with Davis Distributors, LLC (the "Distributor"), which provides for payments to KRC under the Fund's Rule 12b-1 plan. Under the Services Agreement, KRC will provide shareholder maintenance services to clients in respect of shares of the Fund and the Distributor will pay KRC a fee at the annual rate of 0.25% of average net assets of the accounts of clients maintained and serviced by KRC. Payments made by the Distributor under the Services Agreement will be reimbursed by the Fund under its Rule 12b-1 Plan. Those payments will be made in connection with shareholder maintenance services provided by that investment adviser to its clients that are shareholders on the Fund which include, among others, Mr. Hoffberger and members of his immediate and extended family and trusts of which they are beneficiaries or trustees. The cost of these services and advisory services provided by KRC are borne by the clients. Mr. Hoffberger does not have any ownership interest in or otherwise have any control of KRC.

         The Distributor may receive fees under the Class A, B, or C Distribution Plans. It is expected that substantially all such fees will either be paid to dealers and sales personnel or be used to reimburse the Distributor for amounts previously paid to dealers and sales personnel.

                                PERFORMANCE DATA

         Average annual total return. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. Average annual total return is calculated separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

       Where:            P =     hypothetical initial payment of $1,000

                         T =     average annual total return

                         n =     number of years

                         ERV   = ending redeemable value at the
                                 end of the period of a hypothetical
                                 $1,000 payment made at the
                                 beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

         Total Return. Total return is the cumulative rate of investment growth, which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.


         Yield. Yield is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission and is calculated separately for each class. Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period. Such yield figure was determined by dividing the net investment income per share on the last day of the period, according to the following formula:

                  Yield = 2 [(a - b + 1) 6 - 1]
                                           cd

Where:            a =      dividends and interest earned during the period.

                  b =      expenses accrued for the period.

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =      the maximum offering price per share on the last day of the period.

         In reports or other communications to shareholders and in advertising material, the Fund may compare its performance to recognized averages and indices of performance such as the Consumer Price Index, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index and to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"), two widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations include reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Consumer Price Index is generally considered to be a measure of inflation. The Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index are unmanaged indices of common stocks which are considered to be generally representative of the United States stock market. The market prices and yields of these stocks will fluctuate.

         The Fund may also use evaluations of the Fund published by nationally recognized ranking services and by financial publications. Any given performance comparison should not be considered representative of the Fund's performance for any future period.

                                   FORM N-1A

                       DAVIS NEW YORK VENTURE FUND, INC.

        POST-EFFECTIVE AMENDMENT NO. 56 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-29858

                                      AND

           AMENDMENT NO. 31 UNDER THE INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-1701

                                     PART C

                               OTHER INFORMATION

Item 24.            Financial Statements and Exhibits

                     (a) The Fund was established as a separate series of the Trust and does not yet have any operating history.

                    (b)  Exhibits:

                           (1)(a) Articles of Incorporation, incorporated by reference to Exhibit (1) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.


                           (1)(b) Articles Supplementary to Articles of Incorporation, incorporated by reference to Exhibit (1)(b) to Registrant's Post-Effective Amendment No. 54, File No. 2-29858.

                           (1)(c) Articles Supplementary to Articles of Incorporation, designating the Davis Growth & Income Fund, to be filed by Post-Effective Amendment.

                           (2) Amended and Restated Bylaws, incorporated by reference to Exhibit (2) to Registrant's Post-Effective Amendment No.
                                      55. File 2-29858.

                           (3)        Not applicable.

                           (4)        Not applicable.

                           (5)(a)     Investment Advisory Agreement,
                                      incorporated by reference to Exhibit (5) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

                           (5)(b) Investment Advisory Agreement, as amended effective December 1, 1996, incorporated by reference to Exhibit 5(b) to Registrant's Post Effective Amendment No. 52, File 2-29858.

                           (5)(c) Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Davis Selected Advisers-NY, Inc., incorporated by reference to Exhibit 5(c) to Registrant's Post Effective Amendment No. 52, File 2-29858.

                           (5)(d)* Second Amendment of Investment Advisory Agreement, adding the Davis Growth & Income Fund.

                           (6)(a) Distributor's Agreement, incorporated by reference to Exhibit (6) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

                           (6)(b) Transfer and Assumption Agreement dated July 31, 1997, incorporated by reference to Exhibit (6)(b) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

                           (7)        Not applicable.

                           (8)(a) Custodian Contract, incorporated by reference to Exhibit (8) (a) to Registrant's Post-Effective Amendment No. 44, File No. 2-29858.

                           (8)(b) Transfer Agency and Service Agreement, incorporated by reference to Exhibit (8)
                                      (b) to Registrant's Post-Effective
                                      Amendment No. 44, File No. 2-29858.

                           (8)(c) Amendment to Custodian Contract, adding the Davis Growth & Income Fund. To be filed by post-effective amendment.


                           (8)(d) Amendment to Transfer Agency and Service Agreement, adding the Davis Growth & Income Fund. To be filed by post-effective amendment.

                           (9)        Not applicable.

                           (10) Opinion and Consent of Counsel (D'Ancona & Pflaum), to be added by Post-Effective Amendment.

                           (11) Consent of Auditors. incorporated by reference to Exhibit (2) to Registrant's Post Effective Amendment No. 55. File 2-29858.

                           (12)       Not applicable.

                           (13)       Not applicable.

                           (14)(a) Prototype Retirement Plan, incorporated by reference to Exhibit (1) to Registrant's Post-Effective Amendment No. 38, File No. 2-29858.

                           (14)(b)    Individual Retirement Account,
                                      incorporated by reference to Exhibit (ii)
                                      Registrant's Post-Effective Amendment No.
                                      38, File No. 2-29858.

                           (15)(a) Distribution Plan for Class A shares, as amended, incorporated by reference to Exhibit (15)(a) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.


                           (15)(b) Distribution Plan for Class B shares, incorporated by reference to Exhibit 15
                                      (b) to Registrant's Post-Effective
                                      Amendment No. 50, File No. 2-29858.

                           (15)(c) Distribution Plan for Class C shares, incorporated by reference to Exhibit 15
                                      (c) to Registrant's Post-Effective
                                      Amendment No. 50, File No. 2-29858.

                           (16) Sample computation of average annual total return, incorporated by reference to Exhibit (16) of Registrant's Post-Effective Amendment No. 40, File No. 2-29858.

                           (18)(a) Powers of Attorney, incorporated by reference to Exhibit (18)(a) and 18(c) to Registrant's Post-Effective Amendment
                                      Nos. 48 and 54, respectively, File No.
                                      2-29858.

                           (18)(b) Plan pursuant to Rule 18f-3, as amended, incorporated by reference to Exhibit
                                      (18)(b) to Registrant's Post Effective
                                      Amendment No. 54, File No. 2-29858.

                           (18)(c)* Powers of Attorney of Andrew A. Davis and Christopher C. Davis..

                           * Filed Herein

Item 25.    Persons Controlled by or Under Common Control With  Registrant

            Not applicable

Item 26.    Number of Holders of Securities

                                                      Number of Record Holders
            Title of Class                            as of  January 31, 1998
            --------------                            -----------------------

            Davis New York Venture Fund, Common Stock
                 Class A shares                                    102,552
                 Class B shares                                     86,228
                 Class C shares                                     23,093
                 Class Y shares                                         77

            Davis Growth & Income  Fund, Common Stock
                 Class A shares                                          0
                 Class B shares                                          0
                 Class C shares                                          0
                 Class Y shares                                          0

Item 27. Indemnification

         Registrant's Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         In addition, the Registrant's directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

         In addition to the foregoing indemnification, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

Item 28. Business and Other Connections of Investment Adviser

         Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Adviser, Sub-Adviser, and Distributor" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

Item 29. Principal Underwriter


         (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 124 East Marcy Street, Santa Fe, NM 87501, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis Tax-Free High Income Fund, Inc., Davis High Income Fund, Inc., Davis Series, Inc., Davis International Series, Inc., Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust.


         (b) Management of the Principal Underwriters:

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH                POSITIONS AND OFFICES
BUSINESS ADDRESS                   UNDERWRITER                               WITH REGISTRANT
----------------                   -----------                               ---------------

Kenneth C. Eich                    President                                 Vice President
124 East Marcy Street
Santa Fe, NM 87501

Eileen R. Street                   Senior  Vice  President, Treasurer and    Treasurer and Assistant Secretary
124 East Marcy Street              Assistant Secretary
Santa Fe, NM 87501

Thomas D. Tays                     Senior Vice President and Secretary       Vice President and Secretary
124 East Marcy Street
Santa Fe, NM 87501

Russell O. Wiese                   Senior Vice President                     None
124 East Marcy Street
Santa Fe, NM 87501

Sharra Reed                        Assistant Treasurer                       None
124 East Marcy Street
Santa Fe, NM 87501

         (c) Not applicable.

Item 30. Location of Accounts and Records

         Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.

Item 31. Management Services

         Not applicable

Item 32. Undertakings

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                       DAVIS NEW YORK VENTURE FUND, INC.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 13th day of February, 1998.

                                        DAVIS NEW YORK VENTURE FUND, INC.


                                            *By: /s/ Arthur Don
                                                 -------------------------
                                                 Arthur Don,
                                                 Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


           Signature                            Title                               Date
     Shelby M.C. Davis*                 President, Chief Executive Officer      February 13, 1998
     ------------------
     Shelby M.C. Davis

     Eileen R Street*                   Principal Financial Officer
     ---------------                    and Treasurer                           February 13, 1998
     Eileen R. Street


                                                  *By: /s/ Arthur Don
                                                     ---------------------
                                                     Arthur Don,
                                                     Attorney-in-Fact

*Arthur Don signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 18(a) to a Registrant's Post-Effective Amendments No. 48 and Exhibit 18(c) to this Registration Statement..


                                                     /s/ Arthur Don
                                                     ---------------------
                                                     Arthur Don,
                                                    Attorney-in-Fact

                       DAVIS NEW YORK VENTURE FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on February 13, 1998 by the following persons in the capacities indicated.

           Signature                                            Title

Wesley E. Bass. Jr.*                                          Director
----------------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                              Director
----------------------------
Jeremy H. Biggs

Marc P. Blum*                                                 Director
----------------------------
Marc P. Blum

Andrew A. Davis*                                              Director
----------------------------
Andrew A. Davis

Christopher C. Davis*                                         Director
----------------------------
Christopher C. Davis

Eugene M. Feinblatt*                                          Director
----------------------------
Eugene M. Feinblatt

Jerry D. Geist*                                               Director
----------------------------
Jerry D. Geist

D. James Guzy*                                                Director
----------------------------
D. James Guzy

G. Bernard Hamilton*                                          Director
----------------------------
G. Bernard Hamilton

LeRoy E. Hoffberger*                                          Director
----------------------------
LeRoy E. Hoffberger

Laurence W. Levine*                                           Director
----------------------------
Laurence W. Levine

Christian R. Sonne*                                           Director
----------------------------
Christian R. Sonne

         *Arthur Don signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 18(a) and 18(c) to Registrant's Post-Effective Amendment Nos. 48 and 54, respectively, and Exhibit 18(b) to this Registration Statement.

                                               /s/Arthur Don
                                               ---------------------
                                               Arthur Don,
                                               Attorney-in-Fact

                                 EXHIBIT INDEX


         (1)(a) Articles of Incorporation, incorporated by reference to Exhibit (1) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.


         (1)(b) Articles Supplementary to Articles of Incorporation, incorporated by reference to Exhibit (1)(b) to Registrant's Post-Effective Amendment No. 54, File No. 2-29858.

         (1)(c) Articles Supplementary to Articles of Incorporation, designating the Davis Growth & Income Fund, to be filed by Post-Effective Amendment.

         (2) Amended and Restated Bylaws, incorporated by reference to Exhibit (2) to Registrant's Post-Effective Amendment No. 55. File 2-29858.

         (3)      Not applicable.

         (4)      Not applicable.

         (5)(a) Investment Advisory Agreement, incorporated by reference to Exhibit (5) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (5)(b) Investment Advisory Agreement, as amended effective December 1, 1996, incorporated by reference to Exhibit 5(b) to Registrant's Post Effective Amendment No. 52, File 2-29858.

         (5)(c) Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Davis Selected Advisers-NY, Inc., incorporated by reference to Exhibit 5(c) to Registrant's Post Effective Amendment No. 52, File 2-29858.

         (5)(d)* Second Amendment of Investment Advisory Agreement, adding the Davis Growth & Income Fund.

         (6)(a)   Distributor's Agreement, incorporated by reference to Exhibit
                  (6) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (6)(b) Transfer and Assumption Agreement dated July 31, 1997, incorporated by reference to Exhibit (6)(b) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (7)      Not applicable.

         (8)(a)   Custodian Contract, incorporated by reference to Exhibit (8)
                  (a) to Registrant's Post-Effective Amendment No. 44, File No. 2-29858.

         (8)(b) Transfer Agency and Service Agreement, incorporated by reference to Exhibit (8) (b) to Registrant's Post-Effective Amendment No. 44, File No. 2-29858.

         (8)(c) Amendment to Custodian Contract, adding the Davis Growth & Income Fund. To be filed by post-effective amendment.


         (8)(d) Amendment to Transfer Agency and Service Agreement, adding the Davis Growth & Income Fund. To be filed by post-effective amendment.

         (9)      Not applicable.

         (10) Opinion and Consent of Counsel (D'Ancona & Pflaum), to be added by Post-Effective Amendment.

         (11) Consent of Auditors. incorporated by reference to Exhibit (2) to Registrant's Post Effective Amendment No. 55. File 2-29858.

         (12)     Not applicable.

         (13)     Not applicable.

         (14)(a) Prototype Retirement Plan, incorporated by reference to Exhibit (1) to Registrant's Post-Effective Amendment No. 38, File No. 2-29858.

         (14)(b) Individual Retirement Account, incorporated by reference to Exhibit (ii) Registrant's Post-Effective Amendment No. 38, File No. 2-29858.

         (15)(a) Distribution Plan for Class A shares, as amended, incorporated by reference to Exhibit (15)(a) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.


         (15)(b) Distribution Plan for Class B shares, incorporated by reference to Exhibit 15 (b) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (15)(c) Distribution Plan for Class C shares, incorporated by reference to Exhibit 15 (c) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (16) Sample computation of average annual total return, incorporated by reference to Exhibit (16) of Registrant's Post-Effective Amendment No. 40, File No. 2-29858.

         (18)(a)  Powers of Attorney, incorporated by reference to Exhibit
                  (18)(a) and 18(c) to Registrant's Post-Effective Amendment Nos. 48 and 54, respectively, File No. 2-29858.

         (18)(b) Plan pursuant to Rule 18f-3, as amended, incorporated by reference to Exhibit (18)(b) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (18)(c)* Powers of Attorney of Andrew A. Davis and Christopher C.
                  Davis..

         * Filed Herein